UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03416

THE CALVERT FUND

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2013

Item 1. Schedule of Investments.

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

ASSET-BACKED SECURITIES - 1.0%	PRINCIPAL AMOUNT	VALUE
Flagship Rail Services LLC, 3.08%, 4/15/43 (e)	$6,143,416	$5,999,703
Hilton Grand Vacations Trust, 2.28%, 1/25/26 (e)	1,776,398	1,775,111
Invitation Homes Trust:
1.514%, 12/17/30 (e)(r)	300,000	300,392
2.014%, 12/17/30 (e)(r)	1,000,000	1,001,617
2.314%, 12/17/30 (e)(r)	1,000,000	1,001,616

Total Asset-Backed Securities (Cost $10,219,713)		10,078,439

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.0%
Banc of America Mortgage Trust, 0.303%, 1/25/34 (r)	26,364,563	180,597

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $40,226)		180,597

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.4%
Aventura Mall Trust:
Series 2013 - AVM Class C, 3.743%, 12/5/32 (e)(r)	900,000	888,079
Series 2013 - AVM Class A, 3.743%, 12/5/32 (e)(r)	2,000,000	2,050,758
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	6,180,000	5,899,910
Commercial Mortgage Pass Through Certificates, 3.424%, 3/10/31 (e)	2,350,000	2,234,439
Extended Stay America Trust:
2.958%, 12/5/31 (e)	3,080,000	2,988,817
3.604%, 12/5/31 (e)	5,420,000	5,291,459
GS Mortgage Securities Corp. II, 3.007%, 12/10/30 (e)	5,635,000	5,068,322
Hilton USA Trust:
3.714%, 11/5/30 (e)	5,000,000	4,992,880
4.407%, 11/5/30 (e)	1,500,000	1,501,224
ORES NPL LLC, 3.081%, 9/25/25 (e)	2,184,126	2,184,259

Total Commercial Mortgage-Backed Securities (Cost $34,739,743)		33,100,147

CORPORATE BONDS - 89.0%
21st Century Fox America, Inc., 5.40%, 10/1/43 (e)	1,900,000	1,923,864
AbbVie, Inc.:
2.90%, 11/6/22	3,300,000	3,084,365
4.40%, 11/6/42	1,850,000	1,725,447
Affiliated Computer Services, Inc., 5.20%, 6/1/15	3,500,000	3,692,038
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	3,077,944	—
15.36%, 12/1/10 (b)(r)(x)*	17,718,398	—
Amazon.com, Inc., 2.50%, 11/29/22	6,800,000	6,129,697
America Movil SAB de CV:
2.375%, 9/8/16	2,000,000	2,058,340
4.375%, 7/16/42	1,500,000	1,246,214
American International Group, Inc.:
5.60%, 10/18/16	3,000,000	3,342,447
3.80%, 3/22/17	5,550,000	5,926,839
4.875%, 6/1/22	7,000,000	7,523,761
4.125%, 2/15/24	2,000,000	1,988,406
American Tower Corp.:
5.90%, 11/1/21	1,450,000	1,582,009
4.70%, 3/15/22	2,000,000	1,999,092
Amgen, Inc., 2.50%, 11/15/16	2,000,000	2,069,910
Anadarko Petroleum Corp., 6.375%, 9/15/17	4,500,000	5,166,310
Anheuser-Busch InBev Finance, Inc.:
2.625%, 1/17/23	1,900,000	1,744,859
4.00%, 1/17/43	1,900,000	1,689,075
Anheuser-Busch InBev Worldwide, Inc.:
2.50%, 7/15/22	1,500,000	1,387,452
3.75%, 7/15/42	1,000,000	848,091
Antero Resources Finance Corp., 6.00%, 12/1/20	1,500,000	1,575,000
Apache Corp.:
3.25%, 4/15/22	724,000	713,324
4.75%, 4/15/43	1,000,000	969,946
Apple, Inc., 3.85%, 5/4/43	7,800,000	6,516,315
ArcelorMittal, 5.00%, 2/25/17	8,350,000	8,955,375
AT&T, Inc.:
2.95%, 5/15/16	1,500,000	1,564,120
1.60%, 2/15/17	4,127,000	4,121,218
1.40%, 12/1/17	1,500,000	1,478,768
2.375%, 11/27/18	2,000,000	2,001,716
3.00%, 2/15/22	3,975,000	3,745,062
5.55%, 8/15/41	1,000,000	1,014,860
Autodesk, Inc., 1.95%, 12/15/17	4,300,000	4,253,715
Bank of America Corp.:
0.571%, 8/15/16 (r)	2,500,000	2,457,025
2.00%, 1/11/18	1,600,000	1,597,162
2.60%, 1/15/19	2,000,000	2,008,828
3.30%, 1/11/23	8,000,000	7,570,136
4.10%, 7/24/23	2,000,000	2,008,486
Bank of America NA:
5.30%, 3/15/17	16,000,000	17,635,552
6.10%, 6/15/17	5,000,000	5,637,955
Bank of New York Mellon Corp., 2.40%, 1/17/17	2,250,000	2,302,724
Barrick North America Finance LLC, 5.75%, 5/1/43	2,000,000	1,798,408
Baxter International, Inc., 3.20%, 6/15/23	3,000,000	2,866,047
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	2,500,000	2,396,640
Berry Petroleum Co., 6.375%, 9/15/22	1,500,000	1,526,250
BHP Billiton Finance USA Ltd., 1.625%, 2/24/17	3,000,000	3,008,130
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	15,501,000	16,992,971
Boston Properties LP, 3.70%, 11/15/18	2,400,000	2,531,702
BP Capital Markets plc:
3.245%, 5/6/22	4,800,000	4,652,458
2.75%, 5/10/23	2,000,000	1,826,192
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	1,000,000	1,032,500
7.875%, 10/15/19 (e)	4,000,000	4,200,000
Capital One Bank, 3.375%, 2/15/23	4,600,000	4,276,528
Capital One Financial Corp., 2.15%, 3/23/15	1,200,000	1,219,897
Cash America International, Inc., 5.75%, 5/15/18 (e)	4,000,000	3,800,000
Cemex SAB de CV, 5.247%, 9/30/15 (e)(r)	5,250,000	5,420,625
CenturyLink, Inc.:
5.80%, 3/15/22	2,950,000	2,913,125
7.65%, 3/15/42	4,650,000	4,150,125
Chevron Corp., 3.191%, 6/24/23	1,900,000	1,823,907
CIT Group, Inc.:
4.75%, 2/15/15 (e)	1,125,000	1,165,781
5.25%, 3/15/18	3,250,000	3,485,625
Citigroup, Inc.:
0.512%, 6/9/16 (r)	5,000,000	4,918,895
3.953%, 6/15/16	7,400,000	7,872,875
4.45%, 1/10/17	6,900,000	7,478,213
3.50%, 5/15/23	3,900,000	3,633,985
CNOOC Curtis Funding No. 1 Pty. Ltd., 4.50%, 10/3/23 (e)	1,400,000	1,389,471
Comcast Corp.:
3.125%, 7/15/22	3,000,000	2,862,906
4.65%, 7/15/42	2,000,000	1,861,208
ConAgra Foods, Inc., 4.65%, 1/25/43	1,000,000	918,709
ConocoPhillips Co., 2.40%, 12/15/22	2,000,000	1,821,226
Continental Resources, Inc.:
7.125%, 4/1/21	1,350,000	1,530,562
4.50%, 4/15/23	2,000,000	2,027,500
Costco Wholesale Corp., 1.70%, 12/15/19	2,400,000	2,311,745
COX Communications, Inc., 3.25%, 12/15/22 (e)	2,900,000	2,624,164
Crown Castle Towers LLC:
4.174%, 8/15/37 (e)	2,825,000	2,979,717
4.883%, 8/15/40 (e)	3,000,000	3,147,375
Cummins, Inc., 4.875%, 10/1/43	1,900,000	1,902,823
CVS Pass-Through Trust:
6.036%, 12/10/28	3,234,508	3,558,328
Daimler Finance North America LLC, 2.625%, 9/15/16 (e)	1,800,000	1,861,382
DDR Corp., 4.75%, 4/15/18	6,700,000	7,227,545
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,500,000	2,668,750
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	2,000,000	1,908,584
Discover Bank, 7.00%, 4/15/20	2,500,000	2,907,468
Discover Financial Services, 6.45%, 6/12/17	1,375,000	1,558,068
Dow Chemical Co.:
3.00%, 11/15/22	2,000,000	1,865,280
4.375%, 11/15/42	4,000,000	3,512,128
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	2,555,000	2,464,057
Ecolab, Inc.:
4.35%, 12/8/21	1,560,000	1,617,614
5.50%, 12/8/41	1,000,000	1,070,871
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	16,475,000	18,204,875
ERP Operating LP, 4.625%, 12/15/21	1,000,000	1,054,258
Excalibur One 77B LLC, 1.492%, 1/1/25	1,541,128	1,453,230
Express Scripts Holding Co.:
2.65%, 2/15/17	1,500,000	1,546,012
3.90%, 2/15/22	1,500,000	1,501,425
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	3,000,000	3,210,000
First Niagara Financial Group, Inc., 6.75%, 3/19/20	3,000,000	3,448,506
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/1/15 (e)	1,287,000	1,335,262
6.00%, 4/1/17 (e)	1,000,000	1,062,500
Ford Motor Co., 4.75%, 1/15/43	1,800,000	1,623,373
Ford Motor Credit Co. LLC:
4.207%, 4/15/16	4,000,000	4,262,152
3.984%, 6/15/16	6,500,000	6,912,095
4.25%, 2/3/17	5,000,000	5,378,840
Freeport-McMoRan Copper & Gold, Inc.:
3.10%, 3/15/20	7,260,000	7,053,322
3.875%, 3/15/23	3,800,000	3,593,451
5.45%, 3/15/43	3,950,000	3,780,292
General Electric Capital Corp.:
2.90%, 1/9/17	6,800,000	7,098,996
2.30%, 4/27/17	6,000,000	6,167,238
4.625%, 1/7/21	9,450,000	10,304,724
5.875%, 1/14/38	2,000,000	2,278,228
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	3,000,000	3,142,149
General Electric Co., 4.125%, 10/9/42	1,000,000	923,858
Genworth Holdings, Inc., 4.80%, 2/15/24	2,300,000	2,271,846
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,113,237
Glencore Funding LLC:
1.396%, 5/27/16 (e)(r)	2,900,000	2,886,431
1.604%, 1/15/19 (e)(r)	5,800,000	5,689,214
Goldman Sachs Group, Inc.:
2.375%, 1/22/18	2,800,000	2,810,643
6.15%, 4/1/18	15,975,000	18,318,165
2.90%, 7/19/18	3,900,000	3,968,929
5.75%, 1/24/22	7,050,000	7,936,100
Great River Energy, 5.829%, 7/1/17 (e)	11,591,617	12,294,753
Hartford Financial Services Group, Inc., 5.125%, 4/15/22	1,000,000	1,089,211
Health Care REIT, Inc.:
5.25%, 1/15/22	2,000,000	2,131,270
3.75%, 3/15/23	2,000,000	1,879,884
Health Net, Inc., 6.375%, 6/1/17	2,500,000	2,693,750
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	1,750,000	1,846,250
Home Depot, Inc.:
2.70%, 4/1/23	3,000,000	2,765,550
4.20%, 4/1/43	1,000,000	911,298
HSBC Holdings plc, 4.00%, 3/30/22	2,500,000	2,569,622
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,245,000	3,354,561
Illinois Tool Works, Inc., 3.90%, 9/1/42	2,000,000	1,711,518
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	3,000,000	2,895,000
International Business Machines Corp., 2.90%, 11/1/21	3,100,000	2,982,634
Jefferies Group LLC, 5.125%, 4/13/18	3,000,000	3,243,750
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
John Deere Capital Corp., 2.00%, 1/13/17	1,500,000	1,525,418
JPMorgan Chase & Co.:
1.80%, 1/25/18	5,000,000	4,956,110
3.20%, 1/25/23	18,500,000	17,538,481
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	3,000,000	3,150,000
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	1,350,000	1,420,875
Kern River Funding Corp., 6.676%, 7/31/16 (e)	58,677	64,298
Kia Motors Corp., 3.625%, 6/14/16 (e)	4,000,000	4,177,452
Kinder Morgan Energy Partners LP:
3.45%, 2/15/23	1,500,000	1,393,262
5.625%, 9/1/41	2,960,000	2,951,558
Koppers, Inc., 7.875%, 12/1/19	1,250,000	1,350,000
Kraft Foods Group, Inc.:
2.25%, 6/5/17	1,000,000	1,012,573
3.50%, 6/6/22	1,900,000	1,851,729
Kroger Co., 3.85%, 8/1/23	1,900,000	1,870,656
Laboratory Corporation of America Holdings, 4.00%, 11/1/23	2,900,000	2,786,651
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	16,900,000	16,224,000
Landry's, Inc., 9.375%, 5/1/20 (e)	1,665,000	1,814,850
Leucadia National Corp.:
8.125%, 9/15/15	3,320,000	3,685,200
5.50%, 10/18/23	7,000,000	6,995,919
Life Technologies Corp., 6.00%, 3/1/20	4,000,000	4,596,084
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	2,675,000	2,486,653
Lowe's Co.'s, Inc., 3.875%, 9/15/23	2,000,000	2,010,876
LYB International Finance BV:
4.00%, 7/15/23	1,000,000	987,055
5.25%, 7/15/43	1,400,000	1,407,337
LyondellBasell Industries NV:
5.00%, 4/15/19	2,500,000	2,776,552
6.00%, 11/15/21	2,400,000	2,760,269
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	1,750,000	1,742,953
Macy's Retail Holdings, Inc., 4.30%, 2/15/43	1,000,000	843,947
Masco Corp.:
4.80%, 6/15/15	4,540,000	4,732,950
5.85%, 3/15/17	990,000	1,086,525
Methanex Corp., 5.25%, 3/1/22	2,720,000	2,879,645
MetLife, Inc., 4.875%, 11/13/43	2,400,000	2,355,456
Metropolitan Life Global Funding I, 1.50%, 1/10/18 (e)	4,000,000	3,890,416
Molson Coors Brewing Co.:
3.50%, 5/1/22	2,000,000	1,963,636
5.00%, 5/1/42	1,900,000	1,859,049
Morgan Stanley:
4.75%, 4/1/14	3,000,000	3,023,850
4.75%, 3/22/17	6,000,000	6,547,908
5.50%, 1/26/20	6,000,000	6,735,432
4.10%, 5/22/23	8,300,000	8,032,333
National Oilwell Varco, Inc.:
2.60%, 12/1/22	1,500,000	1,380,456
3.95%, 12/1/42	1,500,000	1,324,176
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	10,460,000	11,895,478
6.59%, 7/7/38	4,023,000	4,465,751
NBCUniversal Media LLC:
4.375%, 4/1/21	4,500,000	4,762,899
2.875%, 1/15/23	1,500,000	1,388,664
4.45%, 1/15/43	2,800,000	2,508,307
NetApp, Inc., 2.00%, 12/15/17	5,000,000	4,974,325
New York Life Global Funding, 1.65%, 5/15/17 (e)	2,000,000	2,002,198
NII Capital Corp.:
10.00%, 8/15/16	6,500,000	3,445,000
7.625%, 4/1/21	4,000,000	1,640,000
NII International Telecom SCA:
7.875%, 8/15/19 (e)	2,000,000	1,510,000
11.375%, 8/15/19 (e)	1,650,000	1,377,750
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	2,350,000	2,332,044
2.65%, 9/26/18 (e)	2,500,000	2,501,480
Northrop Grumman Corp., 3.25%, 8/1/23	2,650,000	2,471,801
NYU Hospitals Center, 4.428%, 7/1/42	1,400,000	1,168,614
Ocean Rig UDW, Inc., 9.50%, 4/27/16	2,700,000	2,865,375
PacifiCorp:
2.95%, 2/1/22	2,000,000	1,922,360
4.10%, 2/1/42	4,000,000	3,613,428
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18 (e)	7,100,000	7,141,769
PepsiCo, Inc., 2.75%, 3/5/22	4,000,000	3,800,392
Pernod Ricard SA:
4.45%, 1/15/22 (e)	8,250,000	8,345,320
4.25%, 7/15/22 (e)	1,950,000	1,945,033
Pioneer Natural Resources Co., 5.875%, 7/15/16	10,840,000	12,024,671
ProLogis LP, 6.875%, 3/15/20	1,407,000	1,657,180
Prudential Financial, Inc., 5.80%, 11/16/41	2,000,000	2,214,926
Regions Bank, 7.50%, 5/15/18	2,600,000	3,076,544
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,256,114
Rio Tinto Finance USA plc, 3.50%, 3/22/22	4,850,000	4,759,412
Royal Bank of Scotland Group plc:
6.10%, 6/10/23	1,900,000	1,915,382
6.00%, 12/19/23	1,300,000	1,309,256
SABMiller Holdings, Inc.:
2.45%, 1/15/17 (e)	2,000,000	2,047,972
3.75%, 1/15/22 (e)	4,215,000	4,230,722
4.95%, 1/15/42 (e)	2,500,000	2,483,122
Sanofi SA, 1.25%, 4/10/18	1,900,000	1,849,867
SBA Tower Trust, 3.722%, 4/15/48 (e)	6,870,000	6,370,208
Shell International Finance BV:
2.25%, 1/6/23	4,800,000	4,286,045
4.55%, 8/12/43	1,500,000	1,463,014
Simon Property Group LP:
6.125%, 5/30/18	2,000,000	2,315,628
4.125%, 12/1/21	3,000,000	3,103,491
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	8,650,000	9,277,125
9.00%, 5/1/18 (e)	3,600,000	3,663,000
Standard Pacific Corp., 8.375%, 5/15/18	1,500,000	1,762,500
SunTrust Bank, 7.25%, 3/15/18	2,500,000	2,941,465
Telefonica Emisiones SAU:
3.992%, 2/16/16	2,670,000	2,804,563
3.192%, 4/27/18	2,000,000	2,036,834
Thermo Fisher Scientific, Inc., 4.15%, 2/1/24	1,200,000	1,188,598
Time Warner Cable, Inc., 5.50%, 9/1/41	3,850,000	3,190,164
Time Warner, Inc.:
4.00%, 1/15/22	3,000,000	3,037,899
3.40%, 6/15/22	2,300,000	2,244,448
5.375%, 10/15/41	4,940,000	4,996,825
4.90%, 6/15/42	1,500,000	1,423,936
TJX Co.'s, Inc., 2.50%, 5/15/23	2,000,000	1,810,574
Total Capital International SA:
1.55%, 6/28/17	2,000,000	2,000,430
2.70%, 1/25/23	2,000,000	1,844,888
Toyota Motor Credit Corp., 2.05%, 1/12/17	3,500,000	3,576,972
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	2,250,000	2,001,798
United Airlines, Inc., 6.75%, 9/15/15 (e)	2,000,000	2,062,500
United Technologies Corp., 4.50%, 6/1/42	2,900,000	2,816,152
UnitedHealth Group, Inc.:
3.375%, 11/15/21	1,750,000	1,728,407
4.625%, 11/15/41	1,750,000	1,653,083
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	16,000,000	16,557,760
Verizon Communications, Inc.:
4.50%, 9/15/20	1,500,000	1,605,849
5.15%, 9/15/23	6,700,000	7,193,736
6.40%, 9/15/33	3,300,000	3,795,399
6.55%, 9/15/43	9,650,000	11,290,104
Viacom, Inc.:
4.25%, 9/1/23	1,000,000	997,920
5.85%, 9/1/43	1,000,000	1,051,222
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	12,010,000	10,989,150
Wal-Mart Stores, Inc.:
2.55%, 4/11/23	3,900,000	3,563,325
4.00%, 4/11/43	4,150,000	3,693,429
WellPoint, Inc., 4.65%, 1/15/43	2,000,000	1,851,604
Wells Fargo & Co., 3.45%, 2/13/23	2,000,000	1,890,870
Western Union Co., 2.875%, 12/10/17	750,000	761,429
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	1,500,000	1,520,820
2.05%, 10/23/15 (e)	1,000,000	1,012,727
3.60%, 1/15/17 (e)	5,750,000	5,997,647
Zoetis, Inc.:
3.25%, 2/1/23	1,000,000	935,671
4.70%, 2/1/43	1,400,000	1,308,523

Total Corporate Bonds (Cost $882,730,382)		878,255,852

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.0%
Premier Aircraft Leasing EXIM 1 Ltd., 3.547%, 4/10/22	111	118

Total U.S. Government Agencies and Instrumentalities (Cost $111)		118

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Ginnie Mae, 11.00%, 10/15/15	126	128

Total U.S. Government Agency Mortgage-Backed Securities (Cost $126)		128

U.S. TREASURY OBLIGATIONS - 3.7%
United States Treasury Bonds, 3.625%, 8/15/43	12,850,000	12,135,219
United States Treasury Notes:
1.50%, 12/31/18	11,295,000	11,167,931
2.375%, 12/31/20	10,770,000	10,727,932
2.75%, 11/15/23	2,560,000	2,504,399

Total U.S. Treasury Obligations (Cost $36,812,070)		36,535,481

SOVEREIGN GOVERNMENT BONDS - 0.6%
Province of Ontario Canada, 2.45%, 6/29/22	4,000,000	3,699,080
Province of Quebec Canada, 2.625%, 2/13/23	2,700,000	2,480,072

Total Sovereign Government Bonds (Cost $6,676,411)		6,179,152

FLOATING RATE LOANS(d)- 0.5%
Dunkin' Brands, Inc., 3.75%, 2/14/20 (r)	2,467,593	2,474,643
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	1,980,000	1,986,435

Total Floating Rate Loans (Cost $4,442,032)		4,461,078

TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.083%, 1/2/14	9,867,189	9,867,189

Total Time Deposit (Cost $9,867,189)		9,867,189

TOTAL INVESTMENTS (Cost $985,528,003) - 99.2%		978,658,181
Other assets and liabilities, net - 0.8%		7,991,337
NET ASSETS - 100%		$986,649,518

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
5 Year U.S. Treasury Notes	383	3/14	$45,696,688	($199,713)
Ultra U.S. Treasury Bonds	155	3/14	21,118,750	(95,537)
Total Purchased				($295,250)

Sold:
2 Year U.S. Treasury Notes	363	3/14	$79,791,938	$51,421
10 Year U.S. Treasury Notes	727	3/14	89,455,078	1,670,107
Total Sold				$1,721,528

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

ASSET-BACKED SECURITIES - 8.0%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust, 1.45%, 4/16/18 (e)	$13,058,422	$13,045,546
AmeriCredit Automobile Receivables Trust, 1.31%, 11/8/17	4,000,000	4,012,536
Carfinance Capital Auto Trust, 3.15%, 8/15/19 (e)	7,250,000	7,237,617
CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (e)	3,109,619	3,106,086
CPS Auto Receivables Trust:
2.78%, 6/17/19 (e)	765,625	772,400
1.31%, 6/15/20 (e)	1,751,796	1,723,953
CPS Auto Trust:
1.82%, 12/16/19 (e)	1,968,754	1,959,818
1.82%, 9/15/20 (e)	3,973,817	3,943,230
CV Mortgage Loan Trust, 4.311%, 12/25/43 (e)(r)	3,300,000	3,300,645
DT Auto Owner Trust:
4.89%, 1/17/17 (e)	3,750,800	3,766,587
1.67%, 2/15/19 (e)	7,000,000	7,007,658
Ellington Loan Acquisition Trust, 1.065%, 5/25/37 (e)(r)	4,040,840	3,993,533
Exeter Automobile Receivables Trust:
3.18%, 3/15/17 (e)	3,770,000	3,802,611
1.49%, 11/15/17 (e)	5,298,005	5,317,131
First Investors Auto Owner Trust:
4.49%, 10/17/16 (e)	2,250,000	2,273,816
1.47%, 5/15/18 (e)	2,802,172	2,816,768
Flagship Credit Auto Trust:
1.32%, 4/16/18 (e)	2,455,674	2,451,659
1.94%, 1/15/19 (e)	2,845,622	2,845,386
Flagship Rail Services LLC, 1.80%, 4/15/43 (e)	4,297,925	4,264,212
HLSS Servicer Advance Receivables Backed Notes, 0.898%, 1/15/44 (e)	5,600,000	5,600,000
Invitation Homes Trust:
1.314%, 12/17/30 (e)(r)	2,800,000	2,803,657
1.514%, 12/17/30 (e)(r)	1,200,000	1,201,567
2.014%, 12/17/30 (e)(r)	1,500,000	1,502,426
Monty Parent Issuer, 3.47%, 10/20/15	2,942,847	2,940,116
Navistar Financial Dealer Note Master Trust, 0.835%, 1/25/18 (e)(r)	5,700,000	5,701,231
Santander Consumer Acquired Receivables Trust, 2.01%, 8/15/16 (e)	5,719,141	5,724,231
Santander Drive Auto Receivables Trust:
1.33%, 5/15/17	3,000,000	3,008,532
1.94%, 3/15/18	3,640,000	3,669,182
Sierra Receivables Funding Co. LLC:
2.84%, 11/20/28 (e)	3,000,945	3,055,958
3.58%, 11/20/28 (e)	6,077,864	6,178,319
1.87%, 8/20/29 (e)	4,651,096	4,667,012
1.59%, 11/20/29 (e)	4,892,340	4,868,832
2.39%, 11/20/29 (e)	1,467,702	1,470,554
Sierra Timeshare Receivables Funding LLC:
2.92%, 11/20/25 (e)	2,299,209	2,298,544
4.36%, 7/20/28 (e)	783,894	808,929
SNAAC Auto Receivables Trust, 1.14%, 7/16/18 (e)	4,530,316	4,526,665
Structured Asset Securities Corp. Mortgage Loan Trust, 0.285%, 1/25/37 (e)(r)	3,998,787	3,861,757
SVO VOI Mortgage Corp., 2.00%, 9/20/29 (e)	2,308,484	2,301,790
Vericrest Opportunity Loan Transferee, 3.625%, 11/25/53 (e)(r)	2,500,000	2,490,625

Total Asset-Backed Securities (Cost $146,495,267)		146,321,119

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.8%
Fannie Mae Connecticut Avenue Securities, 2.165%, 10/25/23 (r)	97,517	97,963
Springleaf Mortgage Loan Trust:
1.27%, 6/25/58 (e)(r)	8,147,814	8,127,363
1.57%, 12/25/59 (e)(r)	2,361,989	2,352,690
Structured Agency Credit Risk Debt Notes, 1.618%, 11/25/23 (r)	3,761,776	3,753,120

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $14,368,360)		14,331,136

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.6%
BAMLL-DB Trust, 2.343%, 4/13/29 (e)	170,966	172,612
Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.556%, 6/10/39 (r)	1,075,697	1,081,091
Boca Hotel Portfolio Trust, 1.917%, 8/15/26 (e)(r)	5,200,000	5,208,835
BWAY Mortgage Trust, 2.809%, 3/10/33 (e)	8,505,000	8,119,536
CGBAM Commercial Mortgage Trust, 1.968%, 5/15/30 (e)(r)	7,500,000	7,508,535
COMM Mortgage Trust, 0.347%, 6/15/22 (e)(r)	4,538,602	4,487,543
Commercial Mortgage Pass Through Certificates:
3.25%, 11/27/28 (e)(r)	2,912,822	2,911,554
1.77%, 6/8/30 (e)(r)	15,000,000	15,036,990
Extended Stay America Trust:
2.958%, 12/5/31 (e)	4,175,000	4,051,399
3.604%, 12/5/31 (e)	7,760,000	7,575,964
Hilton USA Trust:
1.669%, 11/5/30 (e)(r)	7,000,000	7,000,511
3.367%, 11/5/30 (e)	5,000,000	4,977,255
3.714%, 11/5/30 (e)	5,000,000	4,992,880
JP Morgan Chase Commercial Mortgage Securities Trust:
1.317%, 4/15/30 (e)(r)	11,000,000	10,961,654
2.317%, 10/15/30 (e)(r)	8,000,000	8,007,856
ORES NPL LLC, 3.081%, 9/25/25 (e)	3,581,967	3,582,186
RREF 2013 LT1 LLC, 2.833%, 5/22/28 (e)	1,812,757	1,815,799
VFC LLC, 3.13%, 3/20/26 (e)	4,326,589	4,352,189

Total Commercial Mortgage-Backed Securities (Cost $102,959,211)		101,844,389

CORPORATE BONDS - 79.2%
99¢ Only Stores, 11.00%, 12/15/19	1,500,000	1,702,500
AbbVie, Inc.:
0.998%, 11/6/15 (r)	2,000,000	2,020,568
1.20%, 11/6/15	3,000,000	3,030,492
1.75%, 11/6/17	2,000,000	1,996,574
Actavis, Inc., 1.875%, 10/1/17	1,000,000	989,571
Aetna, Inc., 1.50%, 11/15/17	1,000,000	985,292
Affiliated Computer Services, Inc., 5.20%, 6/1/15	1,500,000	1,582,302
Alliance Mortgage Investments, Inc.:
12.61%, 6/1/10 (b)(r)(x)*	385,345	—
15.36%, 12/1/10 (b)(r)(x)*	259,801	—
Ally Financial, Inc., 8.30%, 2/12/15	5,000,000	5,375,000
Amazon.com, Inc., 2.50%, 11/29/22	2,000,000	1,802,852
America Movil SAB de CV:
2.375%, 9/8/16	2,250,000	2,315,632
1.244%, 9/12/16 (r)	5,000,000	5,051,870
American Express Centurion Bank:
0.689%, 11/13/15 (r)	6,150,000	6,177,786
0.875%, 11/13/15	2,000,000	2,004,468
American Express Credit Corp., 1.342%, 6/12/15 (r)	2,500,000	2,533,372
American International Group, Inc.:
4.25%, 9/15/14	4,000,000	4,099,980
3.00%, 3/20/15	3,000,000	3,081,252
5.60%, 10/18/16	2,000,000	2,228,298
3.80%, 3/22/17	2,300,000	2,456,168
3.375%, 8/15/20	2,700,000	2,715,703
American Tower Corp., 4.70%, 3/15/22	3,500,000	3,498,411
Amgen, Inc.:
1.875%, 11/15/14	2,000,000	2,022,286
2.50%, 11/15/16	1,550,000	1,604,180
Anadarko Petroleum Corp., 6.375%, 9/15/17	2,400,000	2,755,366
Anglo American Capital plc, 9.375%, 4/8/14 (e)	1,000,000	1,022,168
Anheuser-Busch InBev Finance, Inc., 1.25%, 1/17/18	5,000,000	4,892,150
Antero Resources Finance Corp., 6.00%, 12/1/20	2,000,000	2,100,000
Apache Corp., 1.75%, 4/15/17	1,000,000	1,002,023
Apple, Inc., 2.40%, 5/3/23	2,000,000	1,798,422
ArcelorMittal:
4.25%, 2/25/15	2,000,000	2,055,000
5.00%, 2/25/17	3,000,000	3,217,500
ArcelorMittal USA LLC, 6.50%, 4/15/14	3,715,000	3,763,752
Assurant, Inc., 5.625%, 2/15/14	3,000,000	3,016,896
AT&T, Inc.:
2.40%, 8/15/16	13,000,000	13,368,498
1.60%, 2/15/17	5,000,000	4,992,995
1.40%, 12/1/17	2,000,000	1,971,690
2.375%, 11/27/18	2,700,000	2,702,317
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.25%, 1/15/19	1,044,000	1,137,960
Bank of America Corp.:
5.25%, 12/1/15	2,000,000	2,145,314
0.571%, 8/15/16 (r)	4,500,000	4,422,645
1.35%, 11/21/16	2,000,000	1,999,176
5.70%, 5/2/17	5,000,000	5,557,830
6.40%, 8/28/17	5,000,000	5,764,530
2.00%, 1/11/18	11,600,000	11,579,422
1.281%, 1/15/19 (r)	5,950,000	5,996,505
4.10%, 7/24/23	3,900,000	3,916,548
Bank of America NA:
5.30%, 3/15/17	26,400,000	29,098,661
0.543%, 6/15/17 (r)	19,537,000	19,168,181
6.10%, 6/15/17	1,155,000	1,302,368
Bank of New York Mellon Corp., 1.70%, 11/24/14	7,200,000	7,277,846
Bank of Nova Scotia, 1.85%, 1/12/15	6,350,000	6,446,190
Becton Dickinson and Co., 1.75%, 11/8/16	2,000,000	2,037,208
Berkshire Hathaway Finance Corp.:
2.90%, 10/15/20	2,000,000	1,983,376
3.00%, 5/15/22	3,000,000	2,875,968
Berkshire Hathaway, Inc., 1.90%, 1/31/17	3,000,000	3,069,048
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,500,000	1,511,250
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	5,000,000	5,036,000
1.875%, 11/21/16	5,000,000	5,107,590
1.625%, 2/24/17	4,000,000	4,010,840
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	7,869,000	8,626,391
BP Capital Markets plc:
1.846%, 5/5/17	5,000,000	5,050,200
1.375%, 5/10/18	2,000,000	1,941,098
Burger King Corp., 9.875%, 10/15/18	3,250,000	3,607,500
Caisse Centrale Desjardins, 2.55%, 3/24/16 (e)	10,000,000	10,405,000
Cantor Fitzgerald LP:
6.375%, 6/26/15 (e)	4,000,000	4,130,000
7.875%, 10/15/19 (e)	4,500,000	4,725,000
Capital One Financial Corp.:
1.394%, 7/15/14 (r)	5,000,000	5,022,625
2.15%, 3/23/15	3,500,000	3,558,034
0.878%, 11/6/15 (r)	2,000,000	2,005,232
1.00%, 11/6/15	3,500,000	3,498,474
3.15%, 7/15/16	8,000,000	8,360,584
6.15%, 9/1/16	3,800,000	4,250,232
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	1,500,000	1,702,500
Cash America International, Inc., 5.75%, 5/15/18 (e)	7,250,000	6,887,500
Caterpillar Financial Services Corp.:
1.125%, 12/15/14	5,000,000	5,039,170
0.70%, 11/6/15	2,000,000	2,002,418
1.25%, 11/6/17	1,000,000	985,674
Cemex SAB de CV:
5.247%, 9/30/15 (e)(r)	14,050,000	14,506,625
4.999%, 10/15/18 (e)(r)	2,000,000	2,077,000
7.25%, 1/15/21 (e)	2,000,000	2,070,000
CenturyLink, Inc., 5.625%, 4/1/20	7,500,000	7,631,250
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	2,500,000	2,762,500
Chesapeake Energy Corp., 3.25%, 3/15/16	4,400,000	4,444,000
Chevron Corp.:
1.104%, 12/5/17	3,000,000	2,933,979
2.427%, 6/24/20	2,000,000	1,946,120
CIT Group, Inc.:
4.75%, 2/15/15 (e)	4,625,000	4,792,656
4.25%, 8/15/17	3,700,000	3,852,625
5.25%, 3/15/18	2,825,000	3,029,812
Citigroup, Inc.:
0.512%, 6/9/16 (r)	18,000,000	17,708,022
3.953%, 6/15/16	9,000,000	9,575,118
4.45%, 1/10/17	28,550,000	30,942,461
Clearwater Paper Corp., 7.125%, 11/1/18	2,000,000	2,135,000
Colgate-Palmolive Co., 1.30%, 1/15/17	3,425,000	3,418,290
ConAgra Foods, Inc.:
1.35%, 9/10/15	2,000,000	2,013,886
1.90%, 1/25/18	2,000,000	1,963,330
Continental Resources, Inc., 7.125%, 4/1/21	6,155,000	6,978,231
Costco Wholesale Corp., 1.70%, 12/15/19	3,000,000	2,889,681
Cott Beverages, Inc., 8.125%, 9/1/18	3,159,000	3,411,720
Crown Castle Towers LLC:
5.495%, 1/15/37 (e)	4,000,000	4,333,016
4.174%, 8/15/37 (e)	5,500,000	5,801,218
CVS Pass-Through Trust, 6.036%, 12/10/28	1,859,842	2,046,039
Daimler Finance North America LLC:
0.858%, 3/28/14 (e)(r)	8,000,000	8,011,072
1.875%, 9/15/14 (e)	1,500,000	1,512,978
2.625%, 9/15/16 (e)	3,000,000	3,102,303
DDR Corp., 4.75%, 4/15/18	9,265,000	9,994,508
Del Monte Corp., 7.625%, 2/15/19	3,597,000	3,736,384
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	2,750,000	2,935,625
Deutsche Telekom International Finance BV, 2.25%, 3/6/17 (e)	4,000,000	4,056,980
Devon Energy Corp., 1.875%, 5/15/17	2,000,000	2,014,568
Discover Bank, 8.70%, 11/18/19	2,107,000	2,635,044
Discover Financial Services, 6.45%, 6/12/17	4,175,000	4,730,860
Dow Chemical Co., 3.00%, 11/15/22	2,000,000	1,865,280
Dr Pepper Snapple Group, Inc., 2.60%, 1/15/19	3,000,000	3,016,056
Duke Energy Carolinas LLC, 1.75%, 12/15/16	3,000,000	3,061,323
Eaton Corp., 0.95%, 11/2/15	3,000,000	3,011,220
Ecolab, Inc., 3.00%, 12/8/16	5,000,000	5,238,525
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	22,805,000	25,199,525
ERP Operating LP, 5.25%, 9/15/14	6,811,000	7,027,740
Exopack Holdings SA, 7.875%, 11/1/19 (e)	750,000	765,000
Express Scripts Holding Co.:
2.75%, 11/21/14	2,500,000	2,548,212
2.10%, 2/12/15	3,000,000	3,043,479
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	5,150,000	5,510,500
Fifth Third Bancorp, 0.665%, 12/20/16 (r)	12,000,000	11,886,096
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,500,000	1,724,253
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/1/15 (e)	2,059,000	2,136,212
6.00%, 4/1/17 (e)	2,478,000	2,632,875
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	5,000,000	5,129,210
4.207%, 4/15/16	23,550,000	25,093,420
3.984%, 6/15/16	4,000,000	4,253,596
4.25%, 2/3/17	4,500,000	4,840,956
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/15	4,000,000	4,022,324
2.375%, 3/15/18	2,000,000	1,995,114
3.10%, 3/15/20	2,000,000	1,943,064
General Electric Capital Corp.:
2.90%, 1/9/17	17,100,000	17,851,887
2.30%, 4/27/17	9,000,000	9,250,857
0.959%, 4/2/18 (r)	5,000,000	5,039,660
2.10%, 12/11/19	1,000,000	972,312
4.625%, 1/7/21	1,300,000	1,417,581
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	5,000,000	5,236,915
General Motors Co., 3.50%, 10/2/18 (e)	5,000,000	5,112,500
Gilead Sciences, Inc.:
2.40%, 12/1/14	2,000,000	2,032,954
3.05%, 12/1/16	3,000,000	3,167,619
Glencore Funding LLC:
6.00%, 4/15/14 (e)	1,000,000	1,014,380
1.396%, 5/27/16 (e)(r)	7,000,000	6,967,247
1.604%, 1/15/19 (e)(r)	6,000,000	5,885,394
Goldman Sachs Group, Inc.:
3.625%, 2/7/16	2,300,000	2,413,804
2.375%, 1/22/18	6,900,000	6,926,227
6.15%, 4/1/18	7,600,000	8,714,745
1.436%, 4/30/18 (r)	5,000,000	5,059,070
2.90%, 7/19/18	10,750,000	10,939,996
3.625%, 1/22/23	3,000,000	2,905,059
Goodrich Petroleum Corp., 8.875%, 3/15/19	1,250,000	1,300,000
Great River Energy, 5.829%, 7/1/17 (e)	8,836,555	9,372,571
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	3,000,000	3,009,891
Hartford Financial Services Group, Inc., 4.00%, 10/15/17	5,000,000	5,318,105
Health Care REIT, Inc., 3.625%, 3/15/16	1,000,000	1,047,701
Health Net, Inc., 6.375%, 6/1/17	4,975,000	5,360,562
Hercules Offshore, Inc.:
7.125%, 4/1/17 (e)	3,000,000	3,191,250
8.75%, 7/15/21 (e)	3,500,000	3,902,500
Hewlett-Packard Co., 1.794%, 9/19/14 (r)	8,000,000	8,067,952
HSBC Bank plc, 1.044%, 1/17/14 (e)(r)	9,500,000	9,502,983
HSBC USA, Inc., 2.375%, 2/13/15	2,000,000	2,040,734
Hyundai Capital America:
1.875%, 8/9/16 (e)	1,000,000	1,003,623
2.875%, 8/9/18 (e)	1,000,000	1,003,797
Hyundai Capital Services, Inc., 3.50%, 9/13/17 (e)	3,000,000	3,101,289
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	5,000,000	4,825,000
International Business Machines Corp., 1.95%, 7/22/16	5,000,000	5,136,735
International Lease Finance Corp.:
6.50%, 9/1/14 (e)	5,000,000	5,168,750
4.875%, 4/1/15	4,750,000	4,916,250
Jefferies Group LLC, 5.125%, 4/13/18	6,500,000	7,028,125
John Deere Capital Corp.:
1.25%, 12/2/14	1,860,000	1,876,429
2.00%, 1/13/17	4,000,000	4,067,780
JPMorgan Chase & Co.:
3.15%, 7/5/16	8,000,000	8,387,056
1.138%, 1/25/18 (r)	5,000,000	5,049,960
1.80%, 1/25/18	8,000,000	7,929,776
3.20%, 1/25/23	2,000,000	1,896,052
Kansas City Southern de Mexico SA de CV, 8.00%, 2/1/18	4,550,000	4,777,500
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	2,000,000	2,105,000
KeyBank, 5.80%, 7/1/14	7,500,000	7,693,650
Kia Motors Corp., 3.625%, 6/14/16 (e)	5,850,000	6,109,524
Kinder Morgan Energy Partners LP:
2.65%, 2/1/19	1,000,000	988,910
3.45%, 2/15/23	3,000,000	2,786,523
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	500,000	555,000
Koppers, Inc., 7.875%, 12/1/19	2,500,000	2,700,000
Kraft Foods Group, Inc.:
1.625%, 6/4/15	1,000,000	1,012,701
2.25%, 6/5/17	2,000,000	2,025,146
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	2,027,000	2,186,626
Laboratory Corporation of America Holdings, 2.50%, 11/1/18	2,500,000	2,465,622
Landry's, Inc., 9.375%, 5/1/20 (e)	4,441,000	4,840,690
Lear Corp., 8.125%, 3/15/20	1,330,000	1,466,325
Leucadia National Corp.:
8.125%, 9/15/15	4,200,000	4,662,000
5.50%, 10/18/23	2,700,000	2,698,426
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,676,867
Lockheed Martin Corp., 2.125%, 9/15/16	2,000,000	2,051,976
LyondellBasell Industries NV:
5.00%, 4/15/19	4,500,000	4,997,794
6.00%, 11/15/21	2,500,000	2,875,280
Macquarie Group Ltd., 3.00%, 12/3/18 (e)	3,500,000	3,485,906
Masco Corp.:
4.80%, 6/15/15	10,500,000	10,946,250
5.85%, 3/15/17	3,010,000	3,303,475
Metropolitan Life Global Funding I:
0.774%, 7/15/16 (e)(r)	6,000,000	6,033,234
1.50%, 1/10/18 (e)	6,000,000	5,835,624
Microsoft Corp., 0.875%, 11/15/17	1,000,000	984,538
Molson Coors Brewing Co., 2.00%, 5/1/17	1,000,000	1,003,646
Morgan Stanley:
4.75%, 4/1/14	6,900,000	6,954,855
4.75%, 3/22/17	9,700,000	10,585,785
1.518%, 4/25/18 (r)	11,000,000	11,157,168
2.125%, 4/25/18	9,750,000	9,665,906
Mylan, Inc.:
1.80%, 6/24/16 (e)	2,000,000	2,038,914
2.60%, 6/24/18 (e)	1,000,000	1,000,579
National City Corp., 6.875%, 5/15/19	1,500,000	1,777,404
National Oilwell Varco, Inc., 1.35%, 12/1/17	1,000,000	982,474
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	8,890,000	10,110,019
6.59%, 7/7/38	1,300,000	1,443,072
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (e)	2,000,000	1,956,358
NBCUniversal Media LLC:
2.875%, 4/1/16	5,000,000	5,204,735
4.375%, 4/1/21	5,000,000	5,292,110
NetApp, Inc., 2.00%, 12/15/17	8,000,000	7,958,920
New York Life Global Funding, 1.65%, 5/15/17 (e)	3,050,000	3,053,352
NII Capital Corp.:
10.00%, 8/15/16	14,400,000	7,632,000
7.625%, 4/1/21	2,870,000	1,176,700
NII International Telecom SCA, 7.875%, 8/15/19 (e)	2,750,000	2,076,250
Nissan Motor Acceptance Corp.:
1.95%, 9/12/17 (e)	5,000,000	4,961,795
2.65%, 9/26/18 (e)	4,600,000	4,602,723
Noble Holding International Ltd., 2.50%, 3/15/17	2,000,000	2,006,328
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	4,000,000	4,180,000
Northrop Grumman Corp., 1.75%, 6/1/18	2,000,000	1,951,122
Ocean Rig UDW, Inc., 9.50%, 4/27/16	4,600,000	4,881,750
Oracle Corp., 2.375%, 1/15/19	1,000,000	1,008,952
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	2,000,000	2,055,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
3.125%, 5/11/15 (e)	2,000,000	2,056,960
2.50%, 3/15/16 (e)	5,000,000	5,122,585
3.75%, 5/11/17 (e)	3,000,000	3,155,916
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	2,750,000	2,708,750
Pernod Ricard SA:
2.95%, 1/15/17 (e)	5,000,000	5,163,570
4.25%, 7/15/22 (e)	2,000,000	1,994,906
Perrigo Co. plc, 1.30%, 11/8/16 (e)	1,000,000	996,534
Pioneer Natural Resources Co., 5.875%, 7/15/16	14,450,000	16,029,197
Plains Exploration & Production Co., 8.625%, 10/15/19	2,500,000	2,743,152
Prudential Covered Trust, 2.997%, 9/30/15 (e)	1,700,000	1,752,664
Regions Bank, 7.50%, 5/15/18	3,800,000	4,496,487
Regions Financial Corp., 5.75%, 6/15/15	7,750,000	8,257,811
Rio Tinto Finance USA plc:
1.125%, 3/20/15	3,000,000	3,016,692
1.084%, 6/17/16 (r)	5,000,000	5,035,475
2.00%, 3/22/17	3,500,000	3,516,989
Royal Bank of Canada, 1.20%, 9/19/18	16,910,000	16,754,986
Royal Bank of Scotland Group plc, 6.00%, 12/19/23	1,400,000	1,409,968
Ryder System, Inc., 3.15%, 3/2/15	4,000,000	4,097,644
Saber Management LLC VRDN, 0.70%, 8/1/56 (r)†	17,755,000	17,755,000
SABMiller Holdings, Inc., 2.45%, 1/15/17 (e)	22,000,000	22,527,692
Safeway, Inc., 3.40%, 12/1/16	2,000,000	2,080,824
SBA Tower Trust, 2.24%, 4/15/43 (e)	12,000,000	11,804,544
Shell International Finance BV, 1.90%, 8/10/18	4,700,000	4,671,993
Sherwin-Williams Co., 1.35%, 12/15/17	2,000,000	1,947,422
Simon Property Group LP:
5.25%, 12/1/16	2,000,000	2,213,728
2.80%, 1/30/17	5,000,000	5,171,530
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	12,960,000	13,899,600
9.00%, 5/1/18 (e)	5,000,000	5,087,500
St. Jude Medical, Inc., 2.50%, 1/15/16	920,000	943,680
SunTrust Bank, 0.528%, 8/24/15 (r)	5,175,000	5,132,301
SunTrust Banks, Inc., 3.50%, 1/20/17	2,500,000	2,628,792
SUPERVALU, Inc.:
8.00%, 5/1/16	1,750,000	1,935,938
6.75%, 6/1/21	4,000,000	3,950,000
Symantec Corp.:
2.75%, 9/15/15	2,710,000	2,783,975
2.75%, 6/15/17	5,000,000	5,053,685
Telefonica Emisiones SAU:
3.992%, 2/16/16	5,270,000	5,535,597
3.192%, 4/27/18	3,000,000	3,055,251
The Goldman Sachs Group, Inc., 1.341%, 11/15/18 (r)	4,000,000	4,009,384
The Hertz Corp., 7.50%, 10/15/18	2,000,000	2,157,500
Thermo Fisher Scientific, Inc.:
1.30%, 2/1/17	2,000,000	1,991,310
2.40%, 2/1/19	1,000,000	990,691
Time Warner Cable, Inc., 6.75%, 7/1/18	3,000,000	3,364,314
Time Warner, Inc., 3.40%, 6/15/22	3,000,000	2,927,541
Total Capital International SA, 1.55%, 6/28/17	3,000,000	3,000,645
Toyota Motor Credit Corp., 2.05%, 1/12/17	7,600,000	7,767,139
UDR, Inc., 3.70%, 10/1/20	2,000,000	2,010,766
United Airlines, Inc., 6.75%, 9/15/15 (e)	3,000,000	3,093,750
United Rentals North America, Inc., 9.25%, 12/15/19	3,000,000	3,345,000
UnitedHealth Group, Inc., 1.875%, 11/15/16	2,000,000	2,041,646
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	35,979,000	37,233,228
US Foods, Inc., 8.50%, 6/30/19	3,000,000	3,285,000
Ventas Realty LP / Ventas Capital Corp.:
4.00%, 4/30/19	2,000,000	2,101,572
2.70%, 4/1/20	3,000,000	2,868,603
Verizon Communications, Inc.:
1.25%, 11/3/14	2,500,000	2,514,568
2.00%, 11/1/16	10,000,000	10,203,610
3.65%, 9/14/18	4,250,000	4,498,897
4.50%, 9/15/20	4,500,000	4,817,547
5.15%, 9/15/23	5,000,000	5,368,460
Viacom, Inc., 2.50%, 12/15/16	2,000,000	2,068,378
Virgin Media Finance plc, 4.875%, 2/15/22	1,000,000	870,000
Volkswagen International Finance NV:
0.858%, 4/1/14 (e)(r)	5,000,000	5,004,800
1.125%, 11/18/16 (e)	2,000,000	1,994,952
2.125%, 11/20/18 (e)	1,000,000	988,026
Wachovia Bank NA, 0.573%, 3/15/16 (r)	6,200,000	6,170,166
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	17,090,000	15,637,350
Walt Disney Co., 1.125%, 2/15/17	3,000,000	2,981,628
WellPoint, Inc.:
1.25%, 9/10/15	1,000,000	1,006,951
1.875%, 1/15/18	2,000,000	1,977,622
Western Union Co., 2.875%, 12/10/17	1,000,000	1,015,238
Xerox Corp.:
4.25%, 2/15/15	2,750,000	2,852,927
2.95%, 3/15/17	3,000,000	3,079,767
Xstrata Finance Canada Ltd.:
2.85%, 11/10/14 (e)	10,402,000	10,546,380
2.05%, 10/23/15 (e)	4,000,000	4,050,908
Yara International ASA, 5.25%, 12/15/14 (e)	5,250,000	5,444,717
Zimmer Holdings, Inc., 1.40%, 11/30/14	4,000,000	4,025,888
Zoetis, Inc., 1.875%, 2/1/18	2,750,000	2,727,400

Total Corporate Bonds (Cost $1,419,199,177)		1,446,031,492

FLOATING RATE LOANS(d)- 0.6%
BJ's Wholesale Club, Inc., 4.50%, 9/26/19 (r)	2,325,286	2,337,742
Dunkin' Brands, Inc., 3.75%, 2/14/20 (r)	4,943,232	4,957,355
Quicksilver Resources, Inc., 7.00%, 6/21/19 (r)	1,500,000	1,481,250
SUPERVALU, Inc., 5.00%, 3/21/19 (r)	1,483,729	1,497,020

Total Floating Rate Loans (Cost $10,158,114)		10,273,367

MUNICIPAL OBLIGATIONS - 0.1%
Jefferson Parish Louisiana Industrial Development Board, Inc. Revenue VRDN, 0.40%, 6/1/24 (r)†	1,600,000	1,600,000

Total Municipal Obligations (Cost $1,600,000)		1,600,000

VARIABLE RATE DEMAND NOTES† - 0.1%
Esplanade Theatres LLC, 0.26%, 11/1/42 (r)	2,500,000	2,500,000

Total Variable Rate Demand Notes (Cost $2,500,000)		2,500,000

SOVEREIGN GOVERNMENT BONDS - 1.2%
Kommunalbanken AS, 0.75%, 11/21/16 (e)	1,000,000	990,277
Province of Ontario Canada, 1.65%, 9/27/19	22,245,000	21,350,751

Total Sovereign Government Bonds (Cost $23,309,586)		22,341,028

TIME DEPOSIT - 1.0%
State Street Bank Time Deposit, 0.083%, 1/2/14	17,565,784	17,565,784

Total Time Deposit (Cost $17,565,784)		17,565,784

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.1%
COP I LLC, 3.613%, 12/5/21	2,145,022	2,304,201

Total U.S. Government Agencies and Instrumentalities (Cost $2,145,022)		2,304,201

U.S. TREASURY OBLIGATIONS - 2.4%
United States Treasury Notes:
0.25%, 12/31/15	7,445,000	7,425,226
0.625%, 12/15/16	21,075,000	20,989,393
1.50%, 12/31/18	2,575,000	2,546,031
2.375%, 12/31/20	12,095,000	12,047,757
2.75%, 11/15/23	885,000	865,779

Total U.S. Treasury Obligations (Cost $43,964,500)		43,874,186

TOTAL INVESTMENTS (Cost $1,784,265,021) - 99.5%		1,808,986,702
Other assets and liabilities, net - 0.9%		16,306,464
NET ASSETS - 100%		$1,825,293,166

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	977	3/14	$214,756,813	$230,873
5 Year U.S. Treasury Notes	84	3/14	10,022,250	131,801
10 Year U.S. Treasury Notes	45	3/14	5,537,109	95,006
Total Sold				$457,680

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

CORPORATE BONDS - 87.2%	PRINCIPAL AMOUNT	VALUE
21st Century Fox America, Inc., 5.40%, 10/1/43 (e)	$1,000,000	$1,012,560
AbbVie, Inc., 4.40%, 11/6/42	500,000	466,337
Aetna, Inc., 4.50%, 5/15/42	500,000	464,804
Alliance Mortgage Investments, Inc., 12.61%, 6/1/10 (b)(r)(x)*	4,817	—
America Movil SAB de CV, 4.375%, 7/16/42	500,000	415,404
American International Group, Inc., 4.875%, 6/1/22	1,000,000	1,074,823
American Tower Corp., 4.70%, 3/15/22	1,000,000	999,546
Amgen, Inc., 5.15%, 11/15/41	1,000,000	996,286
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	636,068
Apache Corp., 4.75%, 4/15/43	500,000	484,973
Apple, Inc., 3.85%, 5/4/43	500,000	417,712
AT&T, Inc., 5.55%, 8/15/41	1,750,000	1,776,005
Bank of America Corp.:
1.281%, 1/15/19 (r)	250,000	251,954
3.30%, 1/11/23	1,000,000	946,267
Barrick North America Finance LLC, 5.75%, 5/1/43	500,000	449,602
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	1,000,000	914,478
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,000,000	1,096,250
Cantor Fitzgerald LP, 7.875%, 10/15/19 (e)	300,000	315,000
Cemex SAB de CV, 5.247%, 9/30/15 (e)(r)	1,000,000	1,032,500
CenturyLink, Inc.:
5.80%, 3/15/22	500,000	493,750
7.65%, 3/15/42	500,000	446,250
Citigroup, Inc., 3.50%, 5/15/23	1,000,000	931,791
Comcast Corp., 4.65%, 7/15/42	500,000	465,302
ConAgra Foods, Inc., 4.65%, 1/25/43	500,000	459,354
COX Communications, Inc., 4.70%, 12/15/42 (e)	500,000	419,913
Crown Castle Towers LLC, 4.883%, 8/15/40 (e)	900,000	944,212
Cummins, Inc., 4.875%, 10/1/43	500,000	500,743
CVS Pass-Through Trust, 6.036%, 12/10/28	299,192	329,145
Deutsche Telekom International Finance BV, 4.875%, 3/6/42 (e)	700,000	668,004
Devon Energy Corp., 4.75%, 5/15/42	500,000	463,655
Discover Bank, 7.00%, 4/15/20	500,000	581,494
Dow Chemical Co., 4.375%, 11/15/42	400,000	351,213
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	1,000,000	964,406
Duke Energy Progress, Inc., 4.10%, 5/15/42	1,000,000	923,430
Eaton Corp.:
4.00%, 11/2/32	500,000	459,205
4.15%, 11/2/42	500,000	444,168
Ecolab, Inc., 5.50%, 12/8/41	1,000,000	1,070,871
Enterprise Products Operating LLC:
4.85%, 8/15/42	500,000	470,884
4.85%, 3/15/44	500,000	470,200
7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	340,000	375,700
First Niagara Financial Group, Inc., 6.75%, 3/19/20	1,000,000	1,149,502
Ford Motor Co., 4.75%, 1/15/43	700,000	631,312
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	700,000	793,596
Freeport-McMoRan Copper & Gold, Inc., 5.45%, 3/15/43	1,000,000	957,036
General Electric Capital Corp., 5.875%, 1/14/38	500,000	569,557
General Electric Capital Corp. / LJ VP Holdings LLC, 3.80%, 6/18/19 (e)	1,600,000	1,675,813
General Electric Co., 4.125%, 10/9/42	900,000	831,472
Gilead Sciences, Inc., 5.65%, 12/1/41	1,000,000	1,113,237
Goldman Sachs Group, Inc.:
5.75%, 1/24/22	1,500,000	1,688,532
3.625%, 1/22/23	500,000	484,176
Heineken NV, 4.00%, 10/1/42 (e)	1,000,000	842,280
Home Depot, Inc., 4.20%, 4/1/43	1,000,000	911,298
Illinois Tool Works, Inc., 3.90%, 9/1/42	500,000	427,880
Intel Corp., 4.80%, 10/1/41	250,000	243,809
JPMorgan Chase & Co., 3.20%, 1/25/23	1,250,000	1,185,032
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23	500,000	464,420
Kraft Foods Group, Inc., 3.50%, 6/6/22	1,000,000	974,594
Kroger Co., 5.15%, 8/1/43	1,000,000	975,504
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	1,600,000	1,536,000
Liberty Mutual Group, Inc., 6.50%, 5/1/42 (e)	500,000	548,726
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27 (e)	100,000	92,959
Lowe's Co.'s, Inc., 3.875%, 9/15/23	500,000	502,719
LYB International Finance BV, 5.25%, 7/15/43	500,000	502,620
Macy's Retail Holdings, Inc., 5.125%, 1/15/42	500,000	477,130
Memorial Sloan-Kettering Cancer Center, 4.125%, 7/1/52	1,000,000	822,648
Methanex Corp., 5.25%, 3/1/22	1,000,000	1,058,693
MetLife, Inc., 4.875%, 11/13/43	500,000	490,720
Molson Coors Brewing Co., 5.00%, 5/1/42	1,000,000	978,447
Morgan Stanley:
4.10%, 5/22/23	1,000,000	967,751
5.00%, 11/24/25	300,000	300,897
National Oilwell Varco, Inc.:
2.60%, 12/1/22	500,000	460,152
3.95%, 12/1/42	500,000	441,392
Nationwide Health Properties, Inc.:
6.90%, 10/1/37	390,000	443,522
6.59%, 7/7/38	30,000	33,302
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	895,824
Newmont Mining Corp., 4.875%, 3/15/42	500,000	370,220
NII Capital Corp., 7.625%, 4/1/21	1,000,000	410,000
Noble Holding International Ltd., 5.25%, 3/15/42	1,000,000	959,482
Northrop Grumman Corp., 4.75%, 6/1/43	250,000	236,920
NYU Hospitals Center, 4.428%, 7/1/42	1,000,000	834,724
PacifiCorp, 4.10%, 2/1/42	400,000	361,343
Pernod Ricard SA, 5.50%, 1/15/42 (e)	500,000	511,192
Perrigo Co. plc, 5.30%, 11/15/43 (e)	500,000	490,772
SABMiller Holdings, Inc.:
3.75%, 1/15/22 (e)	780,000	782,909
4.95%, 1/15/42 (e)	500,000	496,624
Shell International Finance BV, 4.55%, 8/12/43	400,000	390,137
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	600,000	643,500
9.00%, 5/1/18 (e)	250,000	254,375
Standard Chartered plc, 3.95%, 1/11/23 (e)	800,000	742,018
Target Corp., 4.00%, 7/1/42	500,000	433,704
Time Warner Cable, Inc., 5.50%, 9/1/41	700,000	580,030
Time Warner, Inc.:
3.40%, 6/15/22	500,000	487,924
5.375%, 10/15/41	500,000	505,752
4.90%, 6/15/42	500,000	474,646
TransContinental Gas Pipe Line Co. LLC, 4.45%, 8/1/42	650,000	578,297
United Technologies Corp., 4.50%, 6/1/42	500,000	485,544
UnitedHealth Group, Inc.:
3.375%, 11/15/21	200,000	197,532
4.625%, 11/15/41	200,000	188,924
US Bancorp, 2.95%, 7/15/22	1,000,000	929,126
Verizon Communications, Inc.:
6.40%, 9/15/33	1,500,000	1,725,182
6.55%, 9/15/43	1,000,000	1,169,959
Viacom, Inc., 4.50%, 2/27/42	500,000	426,584
Wachovia Capital Trust III, 5.57%, 12/31/49 (r)	1,600,000	1,464,000
Walgreen Co., 4.40%, 9/15/42	1,000,000	888,846
Wal-Mart Stores, Inc., 4.00%, 4/11/43	1,200,000	1,067,980
Xstrata Finance Canada Ltd., 3.60%, 1/15/17 (e)	125,000	130,384
Zoetis, Inc., 4.70%, 2/1/43	500,000	467,330

Total Corporate Bonds (Cost $74,326,077)		72,142,771

MUNICIPAL OBLIGATIONS - 1.5%
Connecticut Special Tax Obligation Revenue Bonds, 5.459%, 11/1/30	1,000,000	1,037,710
Oakland California PO Revenue Bonds, Zero Coupon, 12/15/20	120,000	79,620
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/14	95,000	93,753

Total Municipal Obligations (Cost $1,171,631)		1,211,083

U.S. TREASURY OBLIGATIONS - 8.1%
United States Treasury Bonds, 3.625%, 8/15/43	6,880,000	6,497,300
United States Treasury Notes, 2.75%, 11/15/23	220,000	215,222

Total U.S. Treasury Obligations (Cost $6,808,131)		6,712,522

TIME DEPOSIT - 1.7%
State Street Bank Time Deposit, 0.083%, 1/2/14	1,372,073	1,372,073

Total Time Deposit (Cost $1,372,073)		1,372,073

TOTAL INVESTMENTS (Cost $83,677,912) - 98.5%		81,438,449
Other assets and liabilities, net - 1.5%		1,239,904
NET ASSETS - 100%		$82,678,353

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
Ultra U.S. Treasury Bonds	99	3/14	$13,488,750	($60,249)

Sold:
2 Year U.S. Treasury Notes	14	3/14	3,077,375	($18)
5 Year U.S. Treasury Notes	30	3/14	3,579,375	47,072
10 Year U.S. Treasury Notes	230	3/14	28,300,781	523,213
Total Sold				$570,267

(b) This security was valued under the direction of the Board of Trustees.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
plc: Public Limited Company
PO: Pension Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT ULTRA-SHORT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

ASSET-BACKED SECURITIES - 20.7%	PRINCIPAL AMOUNT	VALUE
American Credit Acceptance Receivables Trust:
1.64%, 11/15/16 (e)	$1,667,986	$1,671,198
1.45%, 4/16/18 (e)	5,888,762	5,882,955
2.84%, 5/15/19 (e)	3,080,000	3,086,397
Series 2012-1, 3.04%, 10/15/15 (e)	576,492	577,674
Series 2012-2, 1.89%, 7/15/16 (e)	1,789,746	1,795,541
Series 2013-2, 1.32%, 2/15/17 (e)	7,906,408	7,908,282
AmeriCredit Automobile Receivables Trust:
1.99%, 10/8/15	160,336	160,418
Series 2010-3, 2.04%, 9/8/15	1,350,226	1,352,016
Series 2011-1, 2.19%, 2/8/16	1,809,614	1,816,114
Avis Budget Rental Car Funding AESOP LLC, 2.37%, 11/20/14 (e)	1,225,000	1,238,805
Cabela's Master Credit Card Trust, 0.817%, 8/16/21 (e)(r)	2,500,000	2,513,835
California Republic Auto Receivables Trust, 1.18%, 8/15/17 (e)	1,064,795	1,063,439
Carfinance Capital Auto Trust:
1.65%, 7/17/17 (e)	3,457,061	3,449,428
1.75%, 11/15/17 (e)	5,343,054	5,342,910
Chesapeake Funding LLC:
1.768%, 11/7/23 (e)(r)	200,000	200,777
1.418%, 4/7/24 (e)(r)	1,697,133	1,708,849
1.168%, 1/7/25 (e)(r)	2,680,000	2,670,440
CPS Auto Receivables Trust:
2.82%, 4/16/18 (e)	496,678	502,384
1.31%, 6/15/20 (e)	410,915	404,384
CPS Auto Trust:
1.64%, 4/16/18 (e)	6,510,855	6,515,334
1.54%, 7/16/18 (e)	3,500,000	3,497,095
1.48%, 3/16/20 (e)	1,956,867	1,936,155
Credit Acceptance Auto Loan Trust:
2.61%, 3/15/19 (e)	1,764,975	1,776,450
1.52%, 3/16/20 (e)	900,000	902,528
Series 2012-1, 2.20%, 9/16/19 (e)	5,036,000	5,071,237
DT Auto Owner Trust:
0.75%, 5/16/16 (e)	2,308,284	2,308,665
0.81%, 9/15/16 (e)	4,859,390	4,859,594
4.89%, 1/17/17 (e)	789,642	792,966
1.85%, 4/17/17 (e)	830,000	831,735
Series 2011-2, 4.36%, 12/15/16 (e)	7,343,447	7,419,121
Series 2011-3, 4.03%, 2/15/17 (e)	849,909	850,937
Series 2012-1, 2.26%, 10/16/17 (e)	426,669	426,966
Exeter Automobile Receivables Trust:
2.02%, 8/15/16 (e)	4,154,095	4,168,086
3.18%, 3/15/17 (e)	930,000	938,043
1.29%, 10/16/17 (e)	6,899,905	6,912,856
1.49%, 11/15/17 (e)	9,713,010	9,748,074
Series 2012-2, 1.30%, 6/15/17 (e)	1,443,967	1,446,734
First Investors Auto Owner Trust:
1.47%, 5/15/18 (e)	1,120,869	1,126,707
Series 2011-2, 2.60%, 8/15/17 (e)	382,505	383,768
Flagship Credit Auto Trust:
3.32%, 10/16/17 (e)	1,919,647	1,954,084
1.32%, 4/16/18 (e)	5,388,248	5,379,438
1.94%, 1/15/19 (e)	6,668,242	6,667,688
Ford Credit Floorplan Master Owner Trust:
1.067%, 1/15/16 (r)	675,000	675,148
1.667%, 1/15/16 (r)	565,000	565,237
2.267%, 1/15/16 (r)	2,926,000	2,927,460
2.09%, 9/15/16	500,000	502,945
GE Capital Credit Card Master Note Trust, 1.167%, 5/15/19 (r)	1,530,000	1,535,458
Harley-Davidson Motorcycle Trust, 1.99%, 1/15/16	825,000	825,983
HLSS Servicer Advance Receivables Backed Notes:
0.898%, 1/15/44 (e)	7,675,000	7,675,000
1.287%, 9/15/44 (e)	5,000,000	4,997,000
Invitation Homes Trust:
1.314%, 12/17/30 (e)(r)	5,100,000	5,106,661
2.014%, 12/17/30 (e)(r)	600,000	600,970
Macquarie Equipment Funding Trust, 1.91%, 4/20/17 (e)	174,803	175,127
Marriott Vacation Club Owner Trust, 5.518%, 5/20/29 (e)	603,213	607,804
Navistar Financial Dealer Note Master Trust:
0.835%, 1/25/18 (e)(r)	2,360,000	2,360,510
0.845%, 9/25/18 (e)(r)	700,000	702,815
Navitas Equipment Receivables LLC, 1.95%, 11/15/16 (e)	2,188,113	2,187,380
Santander Consumer Acquired Receivables Trust:
1.66%, 8/15/16 (e)	7,160,856	7,167,766
2.01%, 8/15/16 (e)	1,449,507	1,450,797
Santander Drive Auto Receivables Trust:
1.83%, 11/17/14 (e)	155,806	155,918
2.50%, 12/15/15	314,352	315,590
3.11%, 5/16/16	185,000	188,397
1.33%, 5/15/17	2,000,000	2,005,688
2.86%, 6/15/17 (e)	255,643	256,477
3.89%, 7/17/17	1,003,444	1,020,244
3.06%, 11/15/17	996,157	1,014,660
Sierra Receivables Funding Co. LLC:
5.31%, 11/20/25 (e)	2,255,250	2,288,195
2.84%, 11/20/28 (e)	1,139,599	1,160,491
3.58%, 11/20/28 (e)	1,519,466	1,544,580
1.59%, 11/20/29 (e)	1,147,586	1,142,072
2.39%, 11/20/29 (e)	344,276	344,945
Sierra Timeshare Receivables Funding LLC:
4.23%, 4/20/26 (e)	2,217,214	2,280,014
2.66%, 8/20/29 (e)	4,607,580	4,630,973
SNAAC Auto Receivables Trust:
3.11%, 6/15/17 (e)	2,900,000	2,927,260
1.14%, 7/16/18 (e)	1,208,084	1,207,111
Vericrest Opportunity Loan Transferee, 3.625%, 11/25/53 (e)(r)	1,500,000	1,494,375
Westlake Automobile Receivables Trust, 1.03%, 3/15/16 (e)	3,652,135	3,654,370

Total Asset-Backed Securities (Cost $187,039,285)		186,955,528

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.5%
Fannie Mae Connecticut Avenue Securities, 2.165%, 10/25/23 (r)	2,925,521	2,938,876
Structured Agency Credit Risk Debt Notes, 1.618%, 11/25/23 (r)	1,461,830	1,458,466

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $4,408,323)		4,397,342

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.7%
BAMLL Commercial Mortgage Securities Trust:
1.667%, 9/15/26 (e)(r)	2,000,000	2,000,306
1.317%, 8/15/29 (e)(r)	8,025,000	8,030,136
Boca Hotel Portfolio Trust, 1.317%, 8/15/26 (e)(r)	5,442,361	5,451,657
CGBAM Commercial Mortgage Trust:
1.267%, 5/15/30 (e)(r)	3,000,000	3,001,875
Series 2013-BREH, 1.328%, 5/15/30 (e)(r)	5,000,000	5,003,545
Chase Manhattan Bank-First Union National Bank, 6.40%, 8/15/31 (e)	49,156	49,274
COMM Mortgage Trust:
0.357%, 12/15/20 (e)(r)	1,085,988	1,066,453
0.347%, 6/15/22 (e)(r)	2,037,368	2,014,447
1.218%, 6/8/30 (e)(r)	2,000,000	1,995,112
Commercial Mortgage Pass Through Certificates, 1.77%, 6/8/30 (e)(r)	5,000,000	5,012,330
Credit Suisse Mortgage Capital Certificates, 0.337%, 10/15/21 (e)(r)	443,652	440,858
Del Coronado Trust, 0.967%, 3/15/26 (e)(r)	4,286,000	4,266,057
Extended Stay America Trust:
0.868%, 12/5/31 (e)(r)	5,000,000	5,007,410
0.968%, 12/5/31 (e)(r)	4,500,000	4,510,890
GS Mortgage Securities Corp. II:
1.018%, 11/8/29 (e)(r)	4,900,000	4,872,393
1.618%, 11/8/29 (e)(r)	4,630,000	4,612,966
Hilton USA Trust:
1.169%, 11/5/30 (e)(r)	6,500,000	6,506,500
1.669%, 11/5/30 (e)(r)	3,000,000	3,000,219
JP Morgan Chase Commercial Mortgage Securities Corp., 1.833%, 10/15/25 (e)(r)	3,690,000	3,709,731
JP Morgan Chase Commercial Mortgage Securities Trust:
1.664%, 7/17/26 (e)(r)	2,000,000	2,004,414
0.947%, 4/15/30 (e)(r)	2,870,000	2,856,853
1.317%, 4/15/30 (e)(r)	1,150,000	1,145,991
1.567%, 10/15/30 (e)(r)	9,200,000	9,217,526
RREF 2013 LT1 LLC, 2.833%, 5/22/28 (e)	425,215	425,928
VFC LLC, 3.13%, 3/20/26 (e)	1,571,020	1,580,316

Total Commercial Mortgage-Backed Securities (Cost $87,727,959)		87,783,187

CORPORATE BONDS - 52.3%
AbbVie, Inc., 0.998%, 11/6/15 (r)	6,000,000	6,061,704
Ally Financial, Inc.:
6.75%, 12/1/14	2,618,000	2,742,355
8.30%, 2/12/15	5,000,000	5,375,000
America Movil SAB de CV, 1.244%, 9/12/16 (r)	7,500,000	7,577,805
American Express Centurion Bank, 0.689%, 11/13/15 (r)	6,000,000	6,027,108
American Express Co., 0.828%, 5/22/18 (r)	4,000,000	3,997,232
American International Group, Inc., 4.25%, 9/15/14	1,000,000	1,024,995
Anadarko Petroleum Corp., 7.625%, 3/15/14	1,000,000	1,013,294
Anglo American Capital plc, 9.375%, 4/8/14 (e)	7,695,000	7,865,583
ArcelorMittal USA LLC, 6.50%, 4/15/14	6,000,000	6,078,738
Assurant, Inc., 5.625%, 2/15/14	7,000,000	7,039,424
AT&T, Inc., 1.146%, 11/27/18 (r)	4,000,000	4,030,472
AutoZone, Inc., 6.50%, 1/15/14	2,600,000	2,605,067
Bank of America Corp., 1.281%, 1/15/19 (r)	3,500,000	3,527,356
Bank of America NA, 0.543%, 6/15/17 (r)	16,000,000	15,697,952
BB&T Corp., 1.103%, 6/15/18 (r)	2,000,000	2,014,028
BP Capital Markets plc:
0.749%, 5/10/18 (r)	1,000,000	999,179
0.876%, 9/26/18 (r)	5,000,000	5,006,995
Branch Banking & Trust Co., 0.564%, 9/13/16 (r)	4,700,000	4,665,554
Bunge Ltd. Finance Corp., 5.35%, 4/15/14	5,997,000	6,073,222
Capital One Financial Corp., 0.878%, 11/6/15 (r)	5,000,000	5,013,080
Caterpillar Financial Services Corp., 0.589%, 2/9/15 (r)	5,000,000	5,013,945
Cemex SAB de CV:
5.247%, 9/30/15 (e)(r)	5,000,000	5,162,500
4.999%, 10/15/18 (e)(r)	3,000,000	3,115,500
CenturyLink, Inc., 5.00%, 2/15/15	5,000,000	5,187,500
Chesapeake Energy Corp., 9.50%, 2/15/15	3,000,000	3,251,250
CIT Group, Inc., 5.25%, 4/1/14 (e)	11,425,000	11,539,250
Citigroup, Inc.:
0.512%, 6/9/16 (r)	11,500,000	11,313,457
0.921%, 11/15/16 (r)	1,000,000	1,001,402
Colgate-Palmolive Co., 0.60%, 11/15/14	2,000,000	2,003,736
ConAgra Foods, Inc., 1.30%, 1/25/16	1,000,000	1,001,733
Credit Agricole SA, 2.625%, 1/21/14 (e)	2,000,000	2,001,894
Daimler Finance North America LLC:
0.858%, 3/28/14 (e)(r)	2,000,000	2,002,768
1.875%, 9/15/14 (e)	1,500,000	1,512,978
0.843%, 1/9/15 (e)(r)	2,000,000	2,006,696
1.102%, 8/1/18 (e)(r)	3,000,000	3,016,149
Ecolab, Inc., 2.375%, 12/8/14	2,750,000	2,793,060
Everest Reinsurance Holdings, Inc., 5.40%, 10/15/14	6,685,000	6,909,342
Fairpoint Regional Utility System, Inc. VRDN, 1.06%, 3/1/24 (r)†	2,700,000	2,700,000
Fifth Third Bancorp, 0.665%, 12/20/16 (r)	4,000,000	3,962,032
FMG Resources August 2006 Pty Ltd., 7.00%, 11/1/15 (e)	515,000	534,312
Ford Motor Credit Co. LLC:
2.75%, 5/15/15	750,000	769,382
4.207%, 4/15/16	750,000	799,154
1.489%, 5/9/16 (r)	7,000,000	7,102,711
3.984%, 6/15/16	1,500,000	1,595,098
0.992%, 1/17/17 (r)	3,000,000	3,011,670
Gannett Co., Inc., 7.125%, 9/1/18	402,000	429,135
General Electric Capital Corp.:
0.894%, 7/12/16 (r)	5,000,000	5,035,080
0.959%, 4/2/18 (r)	7,000,000	7,055,524
Gilead Sciences, Inc., 2.40%, 12/1/14	1,000,000	1,016,477
Glencore Funding LLC:
6.00%, 4/15/14 (e)	2,937,000	2,979,234
1.396%, 5/27/16 (e)(r)	5,000,000	4,976,605
1.604%, 1/15/19 (e)(r)	5,000,000	4,904,495
Goldman Sachs Group, Inc., 1.436%, 4/30/18 (r)	9,225,000	9,333,984
Grifols, Inc., 8.25%, 2/1/18	2,000,000	2,132,500
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 (e)	2,000,000	2,006,594
HCA, Inc., 8.50%, 4/15/19	1,325,000	1,404,500
HCP, Inc., 2.70%, 2/1/14	1,000,000	1,001,561
Hercules Offshore, Inc., 7.125%, 4/1/17 (e)	2,500,000	2,659,375
Hewlett-Packard Co., 1.794%, 9/19/14 (r)	4,000,000	4,033,976
Hospitality Properties Trust, 7.875%, 8/15/14	8,265,000	8,332,087
HSBC Bank plc:
1.044%, 1/17/14 (e)(r)	1,500,000	1,500,471
0.881%, 5/15/18 (e)(r)	2,000,000	2,004,338
Interpublic Group of Co.'s, Inc., 6.25%, 11/15/14	8,000,000	8,330,000
John Deere Capital Corp., 1.25%, 12/2/14	1,500,000	1,513,250
JPMorgan Chase & Co., 1.138%, 1/25/18 (r)	5,000,000	5,049,960
JPMorgan Chase Bank, 0.574%, 6/13/16 (r)	4,000,000	3,978,980
Kansas City Southern de Mexico SA de CV, 0.937%, 10/28/16 (r)	7,000,000	7,001,897
Liberty Mutual Group, Inc., 5.75%, 3/15/14 (e)	11,659,000	11,775,333
Lockheed Martin Corp., 2.125%, 9/15/16	1,000,000	1,025,988
Masco Corp., 4.80%, 6/15/15	750,000	781,875
MDC Holdings, Inc., 5.375%, 12/15/14	1,211,000	1,257,244
Metropolitan Life Global Funding I, 0.774%, 7/15/16 (e)(r)	6,000,000	6,033,234
Morgan Stanley:
4.75%, 4/1/14	2,050,000	2,066,298
1.518%, 4/25/18 (r)	9,000,000	9,128,592
NBCUniversal Enterprise, Inc., 0.929%, 4/15/18 (e)(r)	2,000,000	2,007,322
Ness Family Partners LP VRDN, 0.24%, 9/1/34 (r)†	5,730,000	5,730,000
Newmont Mining Corp., 1.25%, 7/15/14	5,000,000	4,996,875
Nissan Motor Acceptance Corp., 0.946%, 9/26/16 (e)(r)	7,500,000	7,539,900
NOVA Chemicals Corp., 8.625%, 11/1/19	6,647,000	7,320,009
Oracle Corp., 0.824%, 1/15/19 (r)	10,000,000	10,039,570
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	4,000,000	4,110,000
Penske Truck Leasing Co. LP / PTL Finance Corp.:
2.50%, 7/11/14 (e)	5,373,000	5,416,731
3.125%, 5/11/15 (e)	1,530,000	1,573,574
PNC Funding Corp., 0.437%, 1/31/14 (r)	1,000,000	1,000,118
Prudential Financial, Inc., 1.021%, 8/15/18 (r)	1,000,000	1,003,173
Quest Diagnostics, Inc., 1.098%, 3/24/14 (r)	1,000,000	1,001,265
Regions Financial Corp., 7.75%, 11/10/14	3,500,000	3,692,682
Rio Tinto Finance USA plc, 1.084%, 6/17/16 (r)	5,000,000	5,035,475
Royal Bank of Canada:
0.936%, 10/30/14 (r)	5,000,000	5,027,915
3.125%, 4/14/15 (e)	2,000,000	2,067,400
0.702%, 9/9/16 (r)	5,000,000	5,021,425
Rural Electric Cooperative Grantor Trust KEPCO VRDN, 0.40%, 12/18/17 (r)†	3,695,000	3,695,000
Saber Management LLC VRDN, 0.70%, 8/1/56 (r)†	5,000,000	5,000,000
Santander Holdings USA, Inc., 3.00%, 9/24/15	1,000,000	1,032,649
Spencer Spirit Holdings, Inc., 11.00%, 5/1/17 (e)	1,250,000	1,340,625
Statoil ASA, 0.699%, 11/8/18 (r)	3,000,000	3,014,301
SunTrust Bank, 0.528%, 8/24/15 (r)	2,177,000	2,159,038
SunTrust Banks, Inc., 3.50%, 1/20/17	500,000	525,758
The Goldman Sachs Group, Inc., 1.341%, 11/15/18 (r)	6,000,000	6,014,076
Time Warner Cable, Inc., 7.50%, 4/1/14	5,432,000	5,522,182
Total Capital International SA, 0.809%, 8/10/18 (r)	2,000,000	2,010,914
TransCanada PipeLines Ltd., 0.927%, 6/30/16 (r)	3,000,000	3,028,194
TRW Automotive, Inc., 7.00%, 3/15/14 (e)	2,000,000	2,020,000
Union Pacific Railroad Co. 2004 Pass Through Trust, 5.214%, 9/30/14 (e)	370,000	379,713
United Rentals North America, Inc., 9.25%, 12/15/19	2,000,000	2,230,000
US Bank, 3.778% to 4/29/15, floating rate thereafter to 4/29/20 (r)	1,500,000	1,552,290
Verizon Communications, Inc.:
0.857%, 3/28/14 (r)	3,500,000	3,504,399
1.773%, 9/15/16 (r)	3,470,000	3,574,895
2.50%, 9/15/16	1,000,000	1,034,036
1.993%, 9/14/18 (r)	6,000,000	6,308,988
Volkswagen International Finance NV:
0.996%, 3/21/14 (e)(r)	5,000,000	5,006,550
0.675%, 11/18/16 (e)(r)	3,000,000	3,006,810
Wachovia Bank NA:
0.622%, 11/3/14 (r)	2,151,000	2,154,635
0.573%, 3/15/16 (r)	6,000,000	5,971,128
Walgreen Co., 1.00%, 3/13/15	1,000,000	1,004,110
Warrior Roofing Manufacturing of Georgia LLC VRDN, 0.42%, 12/15/34 (r)†	535,000	535,000
Western Union Co., 1.239%, 8/21/15 (r)	5,000,000	5,017,075
Westpac Banking Corp., 0.978%, 3/31/14 (e)(r)	2,000,000	2,003,816
Whirlpool Corp., 8.60%, 5/1/14	5,432,000	5,574,302
Xerox Corp., 1.058%, 5/16/14 (r)	1,000,000	1,000,827
Yara International ASA, 5.25%, 12/15/14 (e)	995,000	1,031,904
Zions Bancorporation, 7.75%, 9/23/14	640,000	668,490
Zoetis, Inc., 1.15%, 2/1/16	1,000,000	1,001,135

Total Corporate Bonds (Cost $470,127,603)		472,998,523

FLOATING RATE LOANS(d)- 0.7%
Dunkin' Brands, Inc., 3.75%, 2/14/20 (r)	3,956,731	3,968,036
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	1,980,000	1,986,435

Total Floating Rate Loans (Cost $5,927,815)		5,954,471

MUNICIPAL OBLIGATIONS - 9.6%
Albany New York IDA Civic Facilities Revenue VRDN:†
0.36%, 5/1/27 (r)	1,885,000	1,885,000
1.00%, 5/1/27 (r)	425,000	425,000
Alexandria Virginia IDA Revenue VRDN, 0.21%, 7/1/30 (r)†	5,360,000	5,360,000
Caddo Parish Industrial Development Board, Inc. Revenue VRDN, 0.70%, 2/1/33 (r)†	2,145,000	2,145,000
CIDC-Hudson House LLC New York Revenue VRDN, 0.60%, 12/1/34 (r)†	1,940,000	1,940,000
Cook County Illinois Revenue VRDN, 0.39%, 2/1/35 (r)†	10,000,000	10,000,000
Crawfordsville Indiana MFH Revenue VRDN, 0.34%, 1/1/33 (r)†	770,000	770,000
Grafton Wisconsin IDA Revenue VRDN, 0.53%, 12/1/17 (r)†	300,000	300,000
Hopkinsville Kentucky Industrial Building LO Revenue VRDN, 0.21%, 8/1/24 (r)†	545,000	545,000
Huntingburg Indiana MFH Revenue VRDN, 0.25%, 7/1/35 (r)†	1,950,000	1,950,000
Illinois Finance Authority Revenue VRDN, 0.36%, 6/1/26 (r)†	6,480,000	6,480,000
Jefferson Parish Louisiana Industrial Development Board, Inc. Revenue VRDN, 0.40%, 6/1/24 (r)†	1,800,000	1,800,000
Los Angeles California MFH Revenue VRDN, 0.28%, 12/15/34 (r)†	375,000	375,000
Michigan Strategic Fund LO Revenue VRDN, 0.30%, 9/1/22 (r)†	10,410,000	10,410,000
New Britain Connecticut GO Revenue VRDN, 0.24%, 2/1/26 (r)†	3,400,000	3,400,000
New York State HFA Revenue VRDN, 0.25%, 5/15/37 (r)†	800,000	800,000
New York State MMC Corp. Revenue VRDN, 0.57%, 11/1/35 (r)†	7,190,000	7,190,000
Old Town Maine Solid Waste Disposal Revenue VRDN, 0.43%, 12/1/24 (r)†	7,000,000	7,000,000
Oswego County New York IDA Civic Facilities Revenue VRDN, 0.20%, 1/1/24 (r)†	245,000	245,000
Pennsylvania Economic Development Financing Authority Revenue Bonds, 0.70%, 8/1/45 (mandatory put, 2/3/14 @ 100) (r)	4,000,000	4,000,000
Portage Indiana Industrial Pollution Control Revenue VRDN, 0.26%, 5/1/18 (r)†	5,150,000	5,150,000
Prentiss County Mississippi Industrial Development Revenue VRDN, 0.65%, 10/1/17 (r)†	1,450,000	1,450,000
Spencer County Indiana Industrial Pollution Control Revenue VRDN, 0.26%, 11/1/18 (r)†	3,680,000	3,680,000
SunAmerica Trust Revenue VRDN, 0.60%, 7/1/41 (r)†	129,000	129,000
Victorville California MFH Revenue VRDN, 0.21%, 12/1/15 (r)†	5,640,000	5,640,000
Vigo County Indiana Industrial Economic Development Revenue VRDN, 0.26%, 5/1/16 (r)†	1,500,000	1,500,000
Warren County Kentucky IDA Revenue VRDN, 0.26%, 12/1/18 (r)†	2,200,000	2,200,000

Total Municipal Obligations (Cost $86,769,000)		86,769,000

VARIABLE RATE DEMAND NOTES† - 2.6%
2880 Stevens Creek LLC, 0.24%, 11/1/33 (r)	6,560,000	6,560,000
Akron Hardware Consultants, Inc., 0.33%, 11/1/22 (r)	1,180,000	1,180,000
Esplanade Theatres LLC, 0.26%, 11/1/42 (r)	11,610,000	11,610,000
HHH Investment Co. LLC, 0.24%, 7/1/29 (r)	1,950,000	1,950,000
Kenner Theatres LLC, 0.26%, 2/1/42 (r)	2,500,000	2,500,000

Total Variable Rate Demand Notes (Cost $23,800,000)		23,800,000

TIME DEPOSIT - 1.4%
State Street Bank Time Deposit, 0.083%, 1/2/14	12,374,043	12,374,043

Total Time Deposit (Cost $12,374,043)		12,374,043

U.S. TREASURY OBLIGATIONS - 0.3%
United States Treasury Notes, 1.00%, 1/15/14	3,000,000	3,000,874

Total U.S. Treasury Obligations (Cost $3,000,937)		3,000,874

COMMERCIAL PAPER - 0.6%
Wyndham Worldwide Corp., 0.60%, 1/6/14 (e)	5,570,000	5,569,638

Total Commercial Paper (Cost $5,569,536)		5,569,638

TOTAL INVESTMENTS (Cost $886,744,501) - 98.7%		889,602,606
Other assets and liabilities, net - 1.3%		14,663,663
NET ASSETS - 100%		$904,266,269

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sold:
2 Year U.S. Treasury Notes	64	3/14	$ 14,068,000	$ 26,920

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

† The date shown for securities represents the date when principal payments must be paid. Most securities have maturity shortening features that function as put options.

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing
plc: Public Limited Company
VRDN: Variable Rate Demand Notes

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.6%	PRINCIPAL AMOUNT	VALUE
COMM Mortgage Trust, 0.347%, 6/15/22 (e)(r)	$25,967	$25,675
Extended Stay America Trust, 3.604%, 12/5/31 (e)	150,000	146,443

Total Commercial Mortgage-Backed Securities (Cost $176,634)		172,118

CORPORATE BONDS - 7.7%
Amgen, Inc., 5.15%, 11/15/41	100,000	99,629
Bank of America NA, 0.543%, 6/15/17 (r)	250,000	245,281
CVS Pass-Through Trust, 6.036%, 12/10/28	0	1
Excalibur One 77B LLC, 1.492%, 1/1/25	51,527	48,588
Goldman Sachs Group, Inc., 3.625%, 1/22/23	190,000	183,987
JPMorgan Chase & Co., 3.20%, 1/25/23	100,000	94,803
LULWA Ltd., 1.888%, 2/15/25	236,016	225,053
Morgan Stanley, 3.75%, 2/25/23	140,000	136,229
North American Development Bank, 2.40%, 10/26/22	290,000	257,366
SBA Tower Trust, 3.722%, 4/15/48 (e)	220,000	203,995
Tagua Leasing LLC, 1.581%, 11/16/24	369,688	348,208
VRG Linhas Aereas SA, 0.85%, 9/27/14	150,937	151,166

Total Corporate Bonds (Cost $2,068,535)		1,994,306

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 19.8%
Portmarnock Leasing LLC, 1.741%, 10/22/24	785,583	747,998
Private Export Funding Corp.:
4.55%, 5/15/15	1,132,000	1,197,685
2.05%, 11/15/22	2,000,000	1,792,640
Tennessee Valley Authority:
1.875%, 8/15/22	500,000	445,686
3.50%, 12/15/42	1,230,000	969,686

Total U.S. Government Agencies and Instrumentalities (Cost $5,629,009)		5,153,695

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.0%
Fannie Mae:
3.50%, 3/1/22	170,686	179,384
5.00%, 4/25/34	69,322	73,148

Total U.S. Government Agency Mortgage-Backed Securities (Cost $252,046)		252,532

U.S. TREASURY OBLIGATIONS - 68.4%
United States Treasury Bonds, 3.625%, 8/15/43	1,300,000	1,227,687
United States Treasury Notes:
0.25%, 12/31/15	85,000	84,774
0.625%, 12/15/16	1,715,000	1,708,034
1.50%, 12/31/18	6,445,000	6,372,494
2.375%, 12/31/20	7,560,000	7,530,470
2.75%, 11/15/23	885,000	865,779

Total U.S. Treasury Obligations (Cost $17,843,107)		17,789,238

TIME DEPOSIT - 1.8%
State Street Bank Time Deposit, 0.083%, 1/2/14	465,028	465,028

Total Time Deposit (Cost $465,028)		465,028

TOTAL INVESTMENTS (Cost $26,434,359) - 99.3%		25,826,917
Other assets and liabilities, net - 0.7%		195,037
NET ASSETS - 100%		$26,021,954

FUTURES	NUMBER OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
2 Year U.S. Treasury Notes	1	3/14	$219,813	($423)
5 Year U.S. Treasury Notes	5	3/14	596,563	(6,374)
Total Purchased				($6,797)

Sold:
10 Year U.S. Treasury Notes	87	3/14	$10,705,078	$201,079
Ultra U.S. Treasury Bonds	7	3/14	953,750	11,429
Total Sold				$212,508

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2013

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS (PRIVATELY ORIGINATED) - 0.4%	PRINCIPAL AMOUNT	VALUE
Structured Agency Credit Risk Debt Notes, 4.418%, 11/25/23 (r)	$500,000	$495,989

Total Collateralized Mortgage-Backed Obligations (Privately Originated) (Cost $500,000)		495,989

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.3%
Hilton USA Trust:
4.407%, 11/5/30 (e)	1,000,000	1,000,816
5.222%, 11/5/30 (e)(r)	500,000	502,833

Total Commercial Mortgage-Backed Securities (Cost $1,508,332)		1,503,649

CORPORATE BONDS - 89.9%
99¢ Only Stores, 11.00%, 12/15/19	500,000	567,500
Accellent, Inc., 10.00%, 11/1/17	500,000	516,250
Access Midstream Partners LP / ACMP Finance Corp., 5.875%, 4/15/21	750,000	798,750
ADS Waste Holdings, Inc., 8.25%, 10/1/20	500,000	542,500
Advanced Micro Devices, Inc., 7.75%, 8/1/20	500,000	496,250
Ally Financial, Inc., 4.75%, 9/10/18	1,000,000	1,046,250
Alphabet Holding Co., Inc.:
7.75%, 11/1/17	500,000	515,625
7.75%, 11/1/17 (e)	750,000	773,438
American Axle & Manufacturing, Inc., 6.625%, 10/15/22	250,000	263,125
Antero Resources Finance Corp., 6.00%, 12/1/20	1,300,000	1,365,000
ArcelorMittal, 6.125%, 6/1/18	750,000	823,125
Atlas Pipeline Partners LP / Atlas Pipeline Finance Corp., 6.625%, 10/1/20	500,000	522,500
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.:
4.875%, 11/15/17	750,000	787,500
8.25%, 1/15/19	250,000	272,500
Beverage Packaging Holdings SA, 6.00%, 6/15/17 (e)	250,000	253,125
Beverages & More, Inc., 10.00%, 11/15/18 (e)	1,500,000	1,511,250
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19 (e)	500,000	552,500
Bon-Ton Department Stores, Inc., 8.00%, 6/15/21	500,000	503,750
Burger King Corp., 9.875%, 10/15/18	750,000	832,500
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.625%, 8/1/20	500,000	561,250
Carrols Restaurant Group, Inc., 11.25%, 5/15/18	500,000	567,500
Cash America International, Inc., 5.75%, 5/15/18 (e)	750,000	712,500
Catalent Pharma Solutions, Inc., 7.875%, 10/15/18	250,000	254,375
Celanese US Holdings LLC, 4.625%, 11/15/22	500,000	478,750
Cemex SAB de CV:
5.247%, 9/30/15 (e)(r)	500,000	516,250
7.25%, 1/15/21 (e)	1,000,000	1,035,000
CenturyLink, Inc.:
5.625%, 4/1/20	500,000	508,750
7.65%, 3/15/42	750,000	669,375
Checkers Drive-In Restaurants, Inc., 11.00%, 12/1/17 (e)	1,060,000	1,171,300
Chesapeake Energy Corp., 3.25%, 3/15/16	600,000	606,000
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	500,000	552,500
CIT Group, Inc.:
4.75%, 2/15/15 (e)	250,000	259,062
4.25%, 8/15/17	300,000	312,375
5.25%, 3/15/18	850,000	911,625
5.00%, 8/1/23	250,000	240,625
Clear Channel Communications, Inc., 9.00%, 12/15/19	500,000	510,000
Clearwater Paper Corp., 7.125%, 11/1/18	750,000	800,625
Continental Resources, Inc., 7.125%, 4/1/21	1,000,000	1,133,750
Cott Beverages, Inc.:
8.375%, 11/15/17	35,000	36,488
8.125%, 9/1/18	250,000	270,000
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	500,000	506,250
Del Monte Corp., 7.625%, 2/15/19	1,100,000	1,142,625
Delta Air Lines Pass Through Trust, 6.75%, 5/23/17	250,000	266,875
Digicel Group Ltd., 10.50%, 4/15/18 (e)	250,000	267,500
Digicel Ltd.:
8.25%, 9/1/17 (e)	250,000	260,000
6.00%, 4/15/21 (e)	500,000	482,500
DigitalGlobe, Inc., 5.25%, 2/1/21 (e)	750,000	731,250
Drill Rigs Holdings, Inc., 6.50%, 10/1/17 (e)	750,000	810,000
Emdeon, Inc., 11.00%, 12/31/19	250,000	288,750
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21 (e)	500,000	521,250
Enterprise Products Operating LLC, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	750,000	828,750
EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, 5/1/19	500,000	538,125
Exopack Holding Corp., 10.00%, 6/1/18 (e)	500,000	542,500
Exopack Holdings SA, 7.875%, 11/1/19 (e)	750,000	765,000
Ferrellgas Partners LP / Ferrellgas Partners Finance Corp., 8.625%, 6/15/20	1,000,000	1,052,500
FGI Operating Co. LLC / FGI Finance, Inc., 7.875%, 5/1/20	750,000	802,500
First Data Corp., 11.75%, 8/15/21 (e)	1,200,000	1,266,000
FMG Resources August 2006 Pty Ltd.:
7.00%, 11/1/15 (e)	515,000	534,312
6.00%, 4/1/17 (e)	750,000	796,875
Ford Motor Credit Co. LLC:
6.625%, 8/15/17	250,000	289,608
8.125%, 1/15/20	500,000	625,225
Frontier Communications Corp.:
8.25%, 5/1/14	667,000	682,008
7.125%, 3/15/19	500,000	538,750
9.25%, 7/1/21	250,000	288,125
General Motors Co., 3.50%, 10/2/18 (e)	500,000	511,250
Gibson Brands, Inc., 8.875%, 8/1/18 (e)	1,000,000	1,055,000
Global Brass & Copper, Inc., 9.50%, 6/1/19	500,000	570,000
Goodrich Petroleum Corp., 8.875%, 3/15/19	750,000	780,000
Goodyear Tire & Rubber Co., 6.50%, 3/1/21	500,000	530,000
Griffon Corp., 7.125%, 4/1/18	250,000	265,000
Grifols, Inc., 8.25%, 2/1/18	500,000	533,125
H&E Equipment Services, Inc., 7.00%, 9/1/22	350,000	381,500
Halcon Resources Corp., 9.75%, 7/15/20 (e)	500,000	520,625
Hanesbrands, Inc., 6.375%, 12/15/20	500,000	546,250
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (r)	250,000	249,375
9.50%, 5/15/15	693,000	696,465
Health Net, Inc., 6.375%, 6/1/17	1,000,000	1,077,500
Hercules Offshore, Inc.:
7.125%, 4/1/17 (e)	750,000	797,812
8.75%, 7/15/21 (e)	750,000	836,250
Hertz Corp., 5.875%, 10/15/20	500,000	518,125
HOA Restaurant Group LLC / HOA Finance Corp., 11.25%, 4/1/17 (e)	750,000	791,250
Hologic, Inc., 6.25%, 8/1/20	250,000	263,750
IAC/InterActiveCorp, 4.875%, 11/30/18 (e)	500,000	511,250
INEOS Group Holdings SA, 6.125%, 8/15/18 (e)	750,000	753,750
Infor US, Inc., 9.375%, 4/1/19	500,000	562,500
Innovation Ventures LLC / Innovation Ventures Finance Corp., 9.50%, 8/15/19 (e)	1,000,000	965,000
Intelsat Luxembourg SA:
6.75%, 6/1/18 (e)	1,000,000	1,062,500
7.75%, 6/1/21 (e)	500,000	536,250
Interactive Data Corp., 10.25%, 8/1/18	500,000	548,125
International Lease Finance Corp.:
4.875%, 4/1/15	250,000	258,750
3.875%, 4/15/18	500,000	501,250
7.125%, 9/1/18 (e)	250,000	289,375
Jarden Corp., 7.50%, 5/1/17	500,000	578,750
JET Equipment Trust, 7.63%, 8/15/12 (b)(e)(w)*	109,297	109
Kenan Advantage Group, Inc., 8.375%, 12/15/18 (e)	500,000	526,250
Kennedy-Wilson, Inc., 8.75%, 4/1/19	500,000	548,750
Kinetic Concepts, Inc., 10.50%, 11/1/18	1,000,000	1,150,000
Kodiak Oil & Gas Corp.:
8.125%, 12/1/19	1,115,000	1,237,650
5.50%, 1/15/21	750,000	748,125
Koppers, Inc., 7.875%, 12/1/19	1,008,000	1,088,640
Kratos Defense & Security Solutions, Inc., 10.00%, 6/1/17	750,000	809,063
L Brands, Inc., 6.90%, 7/15/17	601,000	691,150
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	754,000	723,840
Landry's, Inc., 9.375%, 5/1/20 (e)	555,000	604,950
Lear Corp., 8.125%, 3/15/20	750,000	826,875
Level 3 Communications, Inc.:
11.875%, 2/1/19	250,000	287,500
8.875%, 6/1/19	250,000	273,125
Level 3 Financing, Inc., 3.846%, 1/15/18 (e)(r)	1,000,000	1,006,250
MGM Resorts International, 7.625%, 1/15/17	500,000	568,750
Michael Foods Group, Inc., 9.75%, 7/15/18	1,000,000	1,087,500
Michaels FinCo Holdings LLC / Michaels FinCo, Inc., 7.50%, 8/1/18 (e)	500,000	520,000
Michaels Stores, Inc., 7.75%, 11/1/18	500,000	542,500
Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	1,000,000	972,500
NII Capital Corp.:
10.00%, 8/15/16	500,000	265,000
7.625%, 4/1/21	500,000	205,000
NII International Telecom SCA:
7.875%, 8/15/19 (e)	250,000	188,750
11.375%, 8/15/19 (e)	500,000	417,500
Northern Tier Energy LLC / Northern Tier Finance Corp., 7.125%, 11/15/20	850,000	888,250
Novelis, Inc., 8.375%, 12/15/17	500,000	533,750
Nuance Communications, Inc., 5.375%, 8/15/20 (e)	371,000	362,652
Ocean Rig UDW, Inc., 9.50%, 4/27/16	1,000,000	1,061,250
Packaging Dynamics Corp., 8.75%, 2/1/16 (e)	925,000	950,439
Permian Holdings, Inc., 10.50%, 1/15/18 (e)	750,000	738,750
Petco Animal Supplies, Inc., 9.25%, 12/1/18 (e)	1,100,000	1,179,750
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., 4.875%, 5/1/21 (e)	500,000	472,500
Plains Exploration & Production Co.:
8.625%, 10/15/19	500,000	548,630
6.875%, 2/15/23	750,000	836,250
Plastipak Holdings, Inc., 6.50%, 10/1/21 (e)	1,000,000	1,035,000
Prospect Medical Holdings, Inc., 8.375%, 5/1/19 (e)	500,000	536,250
QEP Resources, Inc., 5.25%, 5/1/23	500,000	468,750
QVC, Inc., 7.375%, 10/15/20 (e)	1,000,000	1,078,090
Reliance Intermediate Holdings LP, 9.50%, 12/15/19 (e)	250,000	272,500
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC:
7.125%, 4/15/19	500,000	532,500
9.00%, 4/15/19	250,000	268,125
9.875%, 8/15/19	250,000	278,125
Rite Aid Corp., 9.25%, 3/15/20	500,000	573,750
Rosetta Resources, Inc., 5.625%, 5/1/21	500,000	498,750
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (e)	500,000	488,750
Safway Group Holding LLC / Safway Finance Corp., 7.00%, 5/15/18 (e)	500,000	527,500
Salix Pharmaceuticals Ltd., 6.00%, 1/15/21 (e)	500,000	512,500
SBA Telecommunications, Inc., 5.75%, 7/15/20	250,000	260,000
Sealed Air Corp.:
8.125%, 9/15/19 (e)	250,000	280,625
6.50%, 12/1/20 (e)	450,000	483,750
Serta Simmons Holdings LLC, 8.125%, 10/1/20 (e)	250,000	271,875
SM Energy Co., 6.50%, 1/1/23	500,000	524,375
Sophia LP / Sophia Finance, Inc., 9.75%, 1/15/19 (e)	250,000	276,875
Spencer Spirit Holdings, Inc.:
11.00%, 5/1/17 (e)	850,000	911,625
9.00%, 5/1/18 (e)	650,000	661,375
Sprint Capital Corp., 6.90%, 5/1/19	1,000,000	1,092,500
Sprint Corp.:
7.25%, 9/15/21 (e)	500,000	536,875
7.875%, 9/15/23 (e)	500,000	537,500
Standard Pacific Corp.:
10.75%, 9/15/16	400,000	482,000
8.375%, 5/15/18	500,000	587,500
STATS ChipPAC Ltd., 4.50%, 3/20/18 (e)	531,000	529,672
Sun Merger Sub, Inc.:
5.25%, 8/1/18 (e)	250,000	261,875
5.875%, 8/1/21 (e)	250,000	256,250
SUPERVALU, Inc.:
8.00%, 5/1/16	250,000	276,562
6.75%, 6/1/21	500,000	493,750
Titan International, Inc., 6.875%, 10/1/20 (e)	1,000,000	1,042,500
T-Mobile USA, Inc.:
6.464%, 4/28/19	750,000	796,875
6.125%, 1/15/22	500,000	508,750
Toys R Us Property Co. II LLC, 8.50%, 12/1/17	500,000	515,000
Triumph Group, Inc., 8.625%, 7/15/18	250,000	270,000
UCI International, Inc., 8.625%, 2/15/19	250,000	250,000
United Rentals North America, Inc.:
9.25%, 12/15/19	250,000	278,750
7.375%, 5/15/20	500,000	554,375
US Foods, Inc., 8.50%, 6/30/19	1,000,000	1,095,000
Verizon Communications, Inc., 4.50%, 9/15/20	1,000,000	1,070,566
Videotron Ltd., 9.125%, 4/15/18	234,000	245,115
Virgin Australia Trust:
6.00%, 4/23/22 (e)	500,000	513,750
5.00%, 4/23/25 (e)	1,000,000	1,032,500
Visant Corp., 10.00%, 10/1/17	500,000	485,000
VWR Funding, Inc., 7.25%, 9/15/17	500,000	536,250
Whiting Petroleum Corp., 5.00%, 3/15/19	500,000	511,250
Wind Acquisition Finance SA, 7.25%, 2/15/18 (e)	500,000	523,750

Total Corporate Bonds (Cost $102,904,123)		106,256,596

FLOATING RATE LOANS(d)- 1.7%
BJ's Wholesale Club, Inc., 8.50%, 3/26/20 (r)	500,000	509,750
Party City Holdings, Inc., 4.25%, 7/29/19 (r)	990,000	993,218
Quicksilver Resources, Inc., 7.00%, 6/21/19 (r)	500,000	493,750

Total Floating Rate Loans (Cost $1,963,689)		1,996,718

TIME DEPOSIT - 4.5%
State Street Bank Time Deposit, 0.083%, 1/2/14	5,272,438	5,272,438

Total Time Deposit (Cost $5,272,438)		5,272,438

TOTAL INVESTMENTS (Cost $112,148,582) - 97.8%		115,525,390
Other assets and liabilities, net - 2.2%		2,614,494
NET ASSETS - 100%		$118,139,884

(b) This security was valued under the direction of the Board of Trustees. See Note A.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at period end. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(w) Security is in default and is no longer accruing interest.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A –– SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund operates as a series fund with six separate portfolios: Income, Short Duration Income, Long-Term Income, Ultra-Short Income, Government, and High Yield Bond.  Each series is registered as a non-diversified portfolio.  The operations of each series are accounted for separately.  Income offers six classes of shares of beneficial interest – Classes A, B, C, I, R, and Y.  Short Duration Income offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Long-Term Income offers one class of shares of beneficial interest – Class A.  Ultra-Short Income offers two classes shares of beneficial interest – Class A and Y.  (Subsequent to period end, on January 31, 2014, Ultra-Short Income began to offer Class I shares.) Government offers three classes of shares of beneficial interest – Classes A, C, and I.  High Yield Bond offers four classes of shares of beneficial interest – Classes A, C, I, and Y.  Class A shares are sold with a maximum front-end sales charge of 3.75% in Income, Long-Term Income, Government and High Yield, 2.75% in Short Duration Income, and 1.25% in Ultra-Short Income.  Class B shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge at the time of redemption, depending on how long investors have owned the shares.  Class B shares are no longer offered for purchase, except through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge and, with certain exceptions, will be charged a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived for certain other institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class R shares are generally only available to certain retirement plans where plan level or omnibus accounts are held on the books of the Fund.  Class R shares have no front-end or deferred sales charge and have a higher level of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries, foundations, and endowments that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class specific expenses, (b) exchange privileges and (c) class specific voting rights.

Security Valuation:  Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees ("the Board") to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, floating rate loans, municipal securities, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and such securities are generally categorized as Level 2 in the hierarchy. For asset-backed securities, collateralized mortgage-backed obligations, commercial mortgage-backed securities, and U.S. government agency mortgage-backed securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At December 31, 2013 the following securities were fair valued in good faith under the direction of the Board:

	Total Investments	% of Net Assets
Income	$109	0.0%
Short Duration Income	0	0.0%
Long-Term Income	0	0.0%
High Yield Bond	109	0.0%

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2013:

Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity Securities	$ -	-	-	-
Asset-backed securities	-	$10,078,439	-	$10,078,439
Collateralized mortgage-backed obligations	-	180,597	-	180,597
Commercial mortgage-backed securities	-	33,100,147	-	33,100,147
Corporate debt	-	878,255,743	$109	878,255,852
U.S. government obligations	-	36,535,727	-	36,535,727
Other debt obligations	-	20,507,419	-	20,507,419
TOTAL	$ -	$978,658,072	$109**	$978,658,181

Other financial instruments***	$1,426,278	-	-	$1,426,278

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

*** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Short Duration Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$-	-	$-	-
Asset-backed securities	-	$146,321,119	-	$146,321,119
Collateralized mortgage-backed obligations	-	14,331,136	-	14,331,136
Commercial mortgage-backed securities	-	101,844,389	-	101,844,389
Corporate debt	-	1,446,031,492	-	1,446,031,492
Municipal obligations	-	1,600,000	-	1,600,000
U.S. government obligations	-	52,680,179	-	52,680,179
Other debt obligations	-	46,178,387	-	46,178,387
TOTAL	$-	$1,808,986,702	$-	$1,808,986,702

Other financial instruments**	$457,680	-	-	$457,680

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Long-Term Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$-	-	$-	-
Asset-backed securities	-	-	-	-
Commercial mortgage-backed securities	-	-	-	-
Corporate debt	-	$72,142,771	-	$72,142,771
Municipal obligations	-	1,211,083	-	1,211,083
U.S. government obligations	-	6,712,522	-	6,712,522
Other debt obligations	-	1,372,073	-	1,372,073
TOTAL	$-	$81,438,449	$-	$81,438,449

Other financial instruments**	$510,018	-	-	$510,018

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Ultra-Short Income	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Equity securities	$-	-	$-	-
Asset-backed securities	-	$186,955,528	-	$186,955,528
Collateralized mortgage-backed obligations	-	4,397,342	-	4,397,342
Commercial mortgage-backed securities	-	87,783,187	-	87,783,187
Corporate debt	-	472,998,523	-	472,998,523
Municipal obligations	-	86,769,000	-	86,769,000
Other debt obligations	-	47,698,152	-	47,698,152
U.S. government obligations	-	3,000,874	-	3,000,874
TOTAL	$-	$889,602,606	$-	$889,602,606

Other financial instruments**	$26,920	-	-	$26,920

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

Government	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Commercial mortgage-backed securities	-	$172,118	-	$172,118
Corporate debt	-	1,994,306	-	1,994,306
U.S. government obligations	-	23,195,465	-	23,195,465
Other debt obligations	-	465,028	-	465,028
TOTAL	-	$25,826,917	-	$25,826,917

Other financial instruments**	$205,711	-	-	$205,711

*  For a complete listing of investments, please refer to the Schedule of Investments.
** Other financial instruments are derivative instruments not reflected in the Total Investments in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no transfers between levels during the period.

High Yield Bond	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
Collateralized mortgage-backed obligations	-	$495,989	-	$495,989
Commercial mortgage-backed securities	-	1,503,649	-	1,503,649
Corporate debt	-	106,256,487	$109	106,256,596
Other debt obligations	-	7,269,156	-	7,269,156
TOTAL	-	$115,525,281	$109**	$115,525,390

*  For a complete listing of investments, please refer to the Schedule of Investments.

** Level 3 securities represent 0.0% of net assets.

There were no transfers between levels during the period.

Loan Participations and Assignments: The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement.  When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower.

Futures Contracts: The Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Fund may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, futures contracts based on U.S. Government obligations.  The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives.  The Fund may use futures contracts to hedge against changes in the value of interest rates.  The Fund may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Fund.  During the period, the Fund used U.S. Treasury futures contracts to hedge against interest rate changes and to manage overall duration of the Fund.   The Fund’s futures contracts at period end are presented in the Schedules of Investments.

During the period ended December 31, 2013, Income invested in Ultra, 2 year, 5 year, 10 year, and 30 year U.S. Treasury Notes and Bond futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 293 contracts and $14,207,301 weighted average notional value.

During the period ended December 31, 2013, Short Duration Income invested in 2 year, 5 year, and 10 year U.S. Treasury Notes futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 44 contracts and $5,835,569 weighted average notional value.

During the period ended December 31, 2013, Long-Term Income invested in Ultra, 2 year, 5 year, 10 year, and 30 year U.S. Treasury Notes and Bond futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 263 contracts and $2,205,376 weighted average notional value.

During the period ended December 31, 2013, Ultra-Short Income invested in 2 year and 5 year U.S. Treasury Notes futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 8 contracts and $1,719,865 weighted average notional value.

During the period ended December 31, 2013, Government invested in Ultra, 2 year, 5 year, 10 year and 30 year U.S. Treasury Notes and Bond futures.  The volume of outstanding contracts has varied throughout the period with a weighted average of 21 contracts and $3,237,616 weighted average notional value.

Short Sales: The Fund may use a hedging technique that involves short sales of U.S. Treasury securities for the purpose of managing the duration of the Fund. Any short sales are covered with an equivalent amount of high quality, liquid securities.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures.  (See Schedules of Investments footnotes.)  A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees.  Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a specific class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same portfolio (within seven days for Class I and Class R shares). The redemption fee is accounted for as an addition to paid-in capital and is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at December 31, 2013 and the capital loss carryforwards as of September 30, 2013, with expiration dates, where applicable:

	Income	Short Duration Income	Long-Term Income
Federal income tax cost of investments	$988,519,619	$1,791,591,094	$83,756,141
Unrealized appreciation	$33,213,644	$36,429,535	$1,791,947
Unrealized depreciation	(43,075,082)	(12,033,927)	(4,109,639)
Net unrealized appreciation/ (depreciation)	($9,861,438)	$24,395,608	($2,317,692)

	Ultra-Short Income	Government	High Yield Bond
Federal income tax cost of investments	$889,744,501	$26,443,480	$112,409,319
Unrealized appreciation	$3,359,663	$58,723	$3,975,299
Unrealized depreciation	(501,558)	(675,286)	(859,228)
Net unrealized appreciation/ (depreciation)	$2,858,105	($616,563)	$3,116,071

CAPITAL LOSS CARRYFORWARDS

Expiration Date	Income*	Ultra-Short Income**
30-Sept-2014		($1,852)
30-Sept-2016	($3,976,802)	-
30-Sept-2017	-	(4,366)
30-Sept-2018	(254,299,863)	(348)
30-Sept-2019	(77,128,701)	-

No Expiration Date
Short-term	-	($2,029,262)
Long-term	($138,970,399)	(687,146)

* Income’s use of net capital losses acquired from Summit Apex Bond Fund may be limited under certain tax provisions.

** Ultra-Short Income’s use of net capital losses acquired from Calvert Institutional Prime Fund and Calvert Social Money Market Portfolio may be limited under certain tax provisions.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years and will retain their character as either long-term or short-term. Losses incurred in pre-enactment taxable years can be utilized until expiration.

NOTE C — REORGANIZATIONS

On June 4, 2013, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”), providing for the transfer of all of the assets of Calvert Money Market Portfolio (“Money Market”), Calvert Cash Reserves Institutional Prime Fund (“Institutional Prime”), Calvert First Government Money Market Fund (“First Government”), and Calvert Tax-Free Reserves Money Market Portfolio (“Tax-Free”) in exchange for Class A shares of the acquiring portfolio, Calvert Ultra-Short Income Fund (“Ultra-Short”), and the assumption of the liabilities of Money Market, Institutional Prime, First Government, and Tax-Free. Shareholders approved the Plan at a meeting on September 20, 2013.

The reorganization of Money Market and Institutional Prime took place on September 27, 2013.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged		Acquiring
Portfolio	Shares	Portfolio	Shares	Value
Money Market	81,859,389	Ultra-Short, Class A	5,264,269	$81,857,190
Institutional Prime	1,746,416	Ultra-Short, Class A	112,310	$1,742,049

For financial reporting purposes, assets received and shares issued by Ultra-Short were recorded at fair value; however, the cost basis of the investments received from Money Market and Institutional Prime was carried forward to align ongoing reporting of Ultra-Short’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
Merged	Net	Appreciation	Acquiring	Net
Portfolio	Assets	(Depreciation)	Portfolio	Assets
Money Market	$81,857,190	$-	Ultra-Short	$604,067,250
Institutional Prime	$1,742,049	$-	Ultra-Short	$604,067,250

The reorganization of First Government took place on October 25, 2013.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged		Acquiring
Portfolio	Shares	Portfolio	Shares	Value
First Government, Class O	52,046,075	Ultra-Short, Class A	3,342,715	$52,057,073
First Government, Class B	680,349	Ultra-Short, Class A	43,696	$680,520
First Government, Class C	1,752,620	Ultra-Short, Class A	112,564	$1,752,866

For financial reporting purposes, assets received and shares issued by Ultra-Short were recorded at fair value; however, the cost basis of the investments received from First Government was carried forward to align ongoing reporting of Ultra-Short’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
Merged	Net	Appreciation	Acquiring	Net
Portfolio	Assets	(Depreciation)	Portfolio	Assets
First Government	$54,490,459	$-	Ultra-Short	$671,008,816

The reorganization of Tax-Free took place on November 15, 2013.

The acquisition was accomplished by a tax-free exchange of the following shares:

Merged		Acquiring
Portfolio	Shares	Portfolio	Shares	Value
Tax-Free	191,354,400	Ultra-Short, Class A	12,282,054	$191,323,748

For financial reporting purposes, assets received and shares issued by Ultra-Short were recorded at fair value; however, the cost basis of the investments received from Tax-Free was carried forward to align ongoing reporting of Ultra-Short’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

		Unrealized
Merged	Net	Appreciation	Acquiring	Net
Portfolio	Assets	(Depreciation)	Portfolio	Assets
Tax-Free	$191,323,748	$-	Ultra-Short	$742,407,242

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALVERT FUND

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2014

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2014

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2014